UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 4.1%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 – AMBAC Insured	10/09 at 102.00	A		$10,222,700

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded 10/01/09) – AMBAC Insured	10/09 at 101.00	N/R	(4)	5,098,200

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	A	(4)	9,595,890

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – MBIA Insured	8/12 at 77.49	A		8,227,762
36,255	Total Alabama				33,144,552
	Arizona – 0.7%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA+		1,028,460

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA		4,554,900
7,000	Total Arizona				5,583,360
	Arkansas – 0.4%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – MBIA Insured	11/14 at 100.00	Aa3		2,049,920

1,500	University of Arkansas, Fort Smith, Student Fee Revenue Bonds, Series 20019, 4.750%, 12/01/34	6/19 at 100.00	Aa3		1,444,275
3,500	Total Arkansas				3,494,195
	California – 16.8%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	A–		1,078,848

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	Aa2		5,058,250

10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA		11,725

990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA		1,024,086

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2		893,930

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A2		938,320

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+		3,699,326

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA		5,003,865

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	A–		4,552,200

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa3		2,258,753

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A		4,253,940

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A–		1,205,726

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A–		4,997,460

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–		$1,201,944

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – FSA Insured	No Opt. Call	AAA		950,994

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA		5,936,280

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	A+		4,984,649

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	N/R	(4)	8,175,200

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	8/09 at 100.00	A	(4)	14,728,449

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA		11,592,000

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	AA–		1,751,341

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,565,000

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA		9,999,200

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	A+		1,488,675

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA–		6,183,720

2,405	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/24 – FSA Insured	6/17 at 100.00	AAA		1,942,230

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – MBIA Insured	No Opt. Call	A		2,834,394
51,000	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	A		9,498,240

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured	8/17 at 100.00	A		5,977,860

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA		3,485,604

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – MBIA Insured	10/12 at 100.00	AA–		5,014,300

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+		1,919,580
188,875	Total California				135,206,089
	Colorado – 2.9%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	12/09 at 100.00	A1		5,081,809
5,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 100.00	A1		5,016,750

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A		1,928,183

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – MBIA Insured	No Opt. Call	A	$2,839,950

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 65.63	Aaa	2,432,250

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,103,738

2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – MBIA Insured	12/14 at 100.00	Aa3	2,908,181

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AA–	1,703,774
36,450	Total Colorado			23,014,635
	Connecticut – 0.9%

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	4,067,640

2,750	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	2,874,355
6,750	Total Connecticut			6,941,995
	Florida – 2.9%

940	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA	970,879

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – FSA Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	3,950,554

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	6,047,514

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A	3,359,930
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A	6,001,195

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
855	5.550%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	864,696
2,505	5.750%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,512,064
24,060	Total Florida			23,706,832
	Georgia – 2.2%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	A1	2,025,860

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – MBIA Insured	7/14 at 100.00	A3	4,969,865

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aa3	1,344,725
2,490	5.250%, 5/01/23 – MBIA Insured	5/14 at 100.00	Aa3	2,508,501
2,440	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	Aa3	2,432,680

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – SYNCORA GTY Insured	7/13 at 100.00	Aa3	2,294,505

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Georgia (continued)

$1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2		$993,720

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AAA		983,180
17,385	Total Georgia				17,553,036
	Hawaii – 1.3%

10,000	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 – FSA Insured (UB)	2/12 at 100.00	AAA		10,662,800
	Idaho – 0.5%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aa3		1,041,920
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aa3		1,106,077

2,250	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI, 5.500%, 7/01/38	7/19 at 100.00	N/R		2,263,545
4,315	Total Idaho				4,411,542
	Illinois – 4.4%

3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 12.971%, 12/01/24 (IF)	6/16 at 100.00	AAA		3,928,730

8,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA–		8,019,280

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – MBIA Insured	1/16 at 100.00	A1		2,928,130

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – MBIA Insured (Alternative Minimum Tax)	1/12 at 100.00	A1		3,020,640

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – MBIA Insured	12/09 at 100.00	AAA		310,487

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	A		1,967,309

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AA		6,546,150

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AA–		2,809,251

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA		1,998,400

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured	No Opt. Call	A		4,305,332
46,695	Total Illinois				35,833,709
	Indiana – 6.0%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	3,487,053
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	9,406,298

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – MBIA Insured	7/12 at 100.00	AA+	(4)	4,483,680

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

$4,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – MBIA Insured	1/17 at 100.00	A+		$3,803,080

2,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 (WI/DD, Settling 8/06/09) – AGC Insured	1/19 at 100.00	AAA		2,406,100

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA–	(4)	13,296,901
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA–	(4)	6,790,738

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+	(4)	3,359,970

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) – MBIA Insured	4/12 at 100.00	A	(4)	1,121,389
44,300	Total Indiana				48,155,209
	Kansas – 0.8%

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – MBIA Insured	5/15 at 100.00	AA		3,148,763

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – FSA Insured	9/14 at 101.00	AAA		3,234,035
6,200	Total Kansas				6,382,798
	Louisiana – 2.2%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – MBIA Insured	11/14 at 100.00	A1		3,151,612

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+		2,331,359

2,600	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	A		2,638,090

10,000	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA		9,781,000
18,305	Total Louisiana				17,902,061
	Maine – 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – FSA Insured	10/19 at 100.00	AAA		180,158
	Maryland – 0.2%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		754,667
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		1,246,280
2,800	Total Maryland				2,000,947
	Massachusetts – 2.5%

8,485	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	N/R		8,166,558

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2009-14, 13.138%, 8/01/38 (IF)	8/19 at 100.00	AAA		2,501,205

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	9,073,760
18,820	Total Massachusetts				19,741,523
	Michigan – 6.3%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+		6,573,368

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – MBIA Insured	5/15 at 100.00	AA–		$8,676,871

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – SYNCORA GTY Insured	4/13 at 100.00	BB		2,711,074

2,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	10/09 at 100.00	AA		2,392,630

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
9,000	5.750%, 11/15/17 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA		9,228,600
13,675	6.125%, 11/15/26 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA		14,037,113

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA		1,932,000

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	A		5,537,207
56,250	Total Michigan				51,088,863
	Minnesota – 1.5%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	A		2,180,788

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – FSA Insured	5/10 at 101.00	Aa3		9,745,821
11,825	Total Minnesota				11,926,609
	Mississippi – 1.0%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – AMBAC Insured	11/09 at 102.00	N/R	(4)	7,703,598
	Missouri – 0.9%

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA		7,435,004
	Nevada – 1.0%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/09 at 102.00	BBB		3,243,070

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	Aa3		2,022,840

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
4,070	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	Caa2		745,990
2,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2		401,120

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	BBB+		1,888,047
13,795	Total Nevada				8,301,067
	New Hampshire – 0.5%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 13.809%, 6/01/39 (IF)	6/19 at 100.00	AA+		3,745,722

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 2.9%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
$1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	A	$1,807,021
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	A	1,803,507

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,324,838

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,962,930
4,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	4,149,440

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,201,900
3,315	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,469,976
22,515	Total New Jersey			23,719,612
	New York – 3.5%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	A	1,899,796

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,736,595

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.206%, 2/15/39 (IF)	2/19 at 100.00	AAA	1,992,900
2,335	13.195%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,326,711

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – MBIA Insured	2/17 at 100.00	A	3,237,350

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,569,870

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AAA	806,234

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,081,000

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	Aa3	135,576

1,035	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,069,569

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,750,713
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,564,601
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,028,590
28,590	Total New York			28,199,505
	North Carolina – 1.0%

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,042,630

5,000	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2009, 5.000%, 6/01/39	No Opt. Call	AAA	5,093,050
8,000	Total North Carolina			8,135,680
	North Dakota – 0.6%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	A	4,509,300
	Ohio – 2.8%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
130	5.125%, 6/01/24	6/17 at 100.00	BBB	107,088

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)
$1,420	5.875%, 6/01/30	6/17 at 100.00	BBB		$1,000,418
1,370	5.750%, 6/01/34	6/17 at 100.00	BBB		885,719
3,145	5.875%, 6/01/47	6/17 at 100.00	BBB		1,805,639

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – FSA Insured	6/14 at 100.00	AAA		1,031,750

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	BBB+		2,503,025

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A2		6,938,974

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA		2,341,405

2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured	12/13 at 100.00	Aa3	(4)	3,039,511

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa		2,804,190
25,950	Total Ohio				22,457,719
	Oklahoma – 0.5%

1,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	A		881,890

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	A		2,023,480

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	A		1,002,740
4,000	Total Oklahoma				3,908,110
	Oregon – 0.7%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA		2,892,925

3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A., 5.000%, 11/15/33	5/19 at 100.00	AAA		3,076,860
5,500	Total Oregon				5,969,785
	Pennsylvania – 2.8%

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3		1,075,557

12,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – FSA Insured	6/26 at 100.00	AAA		8,172,960

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA		5,119,141

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – MBIA Insured	9/15 at 100.00	A		2,425,019

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – FSA Insured	5/15 at 100.00	Aa3		5,411,484
25,660	Total Pennsylvania				22,204,161
	Puerto Rico – 1.8%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB		1,211,888

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA		907,376
2,550	5.500%, 7/01/16 – FSA Insured	No Opt. Call	AAA		2,764,608
3,000	5.500%, 7/01/17 – FSA Insured	No Opt. Call	AAA		3,243,450
3,440	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA		3,695,454
2,250	5.500%, 7/01/19 – FSA Insured	No Opt. Call	AAA		2,410,628
13,330	Total Puerto Rico				14,233,404

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Rhode Island – 0.1%

$865	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – MBIA Insured	1/10 at 100.00	A		$867,102
	South Carolina – 1.6%

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	A		2,150,784

3,785	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – FSA Insured	4/12 at 100.00	AAA		3,754,909

6,565	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 (Pre-refunded 4/15/12) – FSA Insured	4/12 at 100.00	Aa3	(4)	7,305,007
12,455	Total South Carolina				13,210,700
	Tennessee – 3.8%

10,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Program Loans, Washington County, 2007 Series B12A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	AA–		8,586,600

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+		689,105
755	5.000%, 7/01/17	7/16 at 100.00	BBB+		715,219
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+		1,268,912

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2		2,009,140

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA		16,423,196

1,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – FSA Insured	12/19 at 100.00	AAA		1,015,310
32,075	Total Tennessee				30,707,482
	Texas – 8.4%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		8,028,480
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		3,697,176

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AA–	(4)	293,937

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – MBIA Insured	2/17 at 100.00	A1		4,605,650

115	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 – AMBAC Insured	No Opt. Call	A1		118,268

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – MBIA Insured	11/11 at 100.00	A		4,705,350
6,500	5.250%, 11/15/22 – MBIA Insured	11/11 at 100.00	A		6,037,590
6,800	5.250%, 11/15/30 – MBIA Insured	11/11 at 100.00	A		5,791,900
2,500	5.375%, 11/15/41 – MBIA Insured	11/11 at 100.00	A		1,995,850

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – MBIA Insured	3/12 at 100.00	AA		5,112,905

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AA		1,233,756

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	BBB+		12,932,199

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	Williamson County, Texas, General Obligation Bonds, Series 2001:
$90	5.500%, 2/15/21 – FSA Insured	2/11 at 100.00	AAA		$93,537
95	5.500%, 2/15/22 – FSA Insured	2/11 at 100.00	AAA		98,734

	Williamson County, Texas, General Obligation Bonds, Series 2001:
5,845	5.500%, 2/15/21 (Pre-refunded 2/15/11) – FSA Insured	2/11 at 100.00	AAA		6,281,154
6,180	5.500%, 2/15/22 (Pre-refunded 2/15/11) – FSA Insured	2/11 at 100.00	AAA		6,641,152
76,455	Total Texas				67,667,638
	Utah – 0.9%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	11/09 at 100.00	A		5,008,050

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007, 0.000%, 6/15/29 – MBIA Insured	6/17 at 55.29	AA–		2,037,662
11,830	Total Utah				7,045,712
	Vermont – 0.0%

275	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – FSA Insured	11/09 at 100.00	AAA		278,581
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	N/R	(4)	6,173,561
	Washington – 8.6%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)	7/11 at 101.00	AA		2,767,350

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA		4,468,061

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		3,032,388
1,135	6.350%, 9/01/18 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		1,148,597

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002C, 5.750%, 7/01/18 – MBIA Insured (UB)	7/12 at 100.00	Aaa		10,966,200

7,000	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	No Opt. Call	AAA		7,032,690

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.938%, 1/01/39 – FSA Insured (IF)	7/17 at 100.00	AAA		2,314,826

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	A1		6,035,460

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A		7,527,549

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		479,150

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A		8,830,897

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	A1		1,834,534

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AA		1,049,870

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aa1	(4)	$8,364,221

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1122, 12.897%, 7/01/29 – FSA Insured (IF)	7/16 at 100.00	AAA		3,689,277
68,140	Total Washington				69,541,070
	Wisconsin – 1.2%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A		2,464,420

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A+		1,618,452

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured	5/13 at 100.00	AA	(4)	5,679,800
8,650	Total Wisconsin				9,762,672
$927,160	Total Investments (cost $828,760,514) – 102.0%				822,708,098
	Floating Rate Obligations – (2.6)%				(20,895,000)
	Other Assets Less Liabilities – 0.6%				4,521,246
	Net Assets – 100%				$806,334,344

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$822,708,098	$—	$822,708,098

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2009

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $807,291,007.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$27,167,983
Depreciation	(32,646,083)
Net unrealized appreciation (depreciation) of investments	$(5,478,100)

Primarily all of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.5%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA		$7,834,618

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2		2,873,550
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2		2,094,136

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		760,538
820	5.000%, 11/15/15	No Opt. Call	A3		807,782
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		2,854,157

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
6,120	5.000%, 1/01/10	No Opt. Call	BBB		5,810,206
4,000	5.250%, 1/01/11	No Opt. Call	BBB		3,223,400
10,000	5.250%, 1/01/12	No Opt. Call	BBB		7,126,100
7,000	5.250%, 1/01/13	No Opt. Call	BBB		4,775,820
10,000	5.250%, 1/01/14	No Opt. Call	BBB		6,721,000

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		10,122,160

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
790	5.000%, 12/01/09	No Opt. Call	BBB		789,976
500	5.000%, 12/01/10	No Opt. Call	BBB		499,900
1,645	5.000%, 12/01/14	No Opt. Call	BBB		1,582,753
66,560	Total Alabama				57,876,096
	Arizona – 1.2%

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A		2,730,224
1,000	5.000%, 4/01/17	4/14 at 100.00	A		1,021,620

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A2	(4)	6,907,080

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,751,102

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	N/R	(4)	3,134,670

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	Aa2		12,070,190
26,245	Total Arizona				28,614,886
	Arkansas – 1.5%

500	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B, 5.000%, 9/01/09	No Opt. Call	BBB		500,245

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – FSA Insured	12/15 at 100.00	AAA		1,540,109

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – FSA Insured	11/16 at 100.00	AAA		7,507,988
6,740	4.500%, 11/01/19 – FSA Insured	11/16 at 100.00	AAA		7,095,602

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA		9,363,135
445	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	AA		476,012

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A		1,322,475
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A		1,047,510

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
$575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	$573,919
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,114,926
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,159,795
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,215,494

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,286,891
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	991,990
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,140,547
34,425	Total Arkansas			36,336,638
	California – 6.6%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,451,080
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,469,700

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	1/10 at 100.00	A	3,848,307

7,680	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	7,586,150

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	10/09 at 100.00	BBB	984,980

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A–	8,664,960
3,940	5.500%, 6/01/17	12/13 at 100.00	A–	4,076,994

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
1,810	5.250%, 7/01/11	No Opt. Call	BBB	1,829,295
750	5.250%, 7/01/13	No Opt. Call	BBB	757,890
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB	1,034,772

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	Aa3	9,103,900

	California, Economic Recovery Revenue Bonds, Series 2004A:
10,000	5.250%, 7/01/13	No Opt. Call	A	10,953,200
7,500	5.250%, 7/01/14	No Opt. Call	A	8,255,100

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – MBIA Insured	2/13 at 100.00	A	11,736,991

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	A	19,080,540

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	1,096,480

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,500	5.000%, 6/01/17	No Opt. Call	BBB	6,753,150
9,950	4.500%, 6/01/27	6/17 at 100.00	BBB	8,357,403

715	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	798,412

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	5,454,150

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA	5,781,800

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	10/09 at 100.50	A		$5,935,200

	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AAA		895,467
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AAA		962,653
4,075	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AAA		1,729,349

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 101.00	N/R	(4)	4,059,240

1,715	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – MBIA Insured	No Opt. Call	AA–		1,869,933

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		107,383

8,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – FSA Insured	5/13 at 101.00	AAA		8,412,560

525	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	9/09 at 100.00	Baa3		510,752
155,280	Total California				155,557,791
	Colorado – 2.6%

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		16,695,697

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB		5,935,216

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,017,410
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,016,560

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+		10,492,700

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	A+		3,053,760

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		10,187,167

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R	(4)	6,478,049

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – MBIA Insured	9/15 at 100.00	A		4,609,300

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – MBIA Insured	No Opt. Call	A		1,319,100
69,245	Total Colorado				60,804,959
	Connecticut – 0.1%

3,450	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/10 at 100.00	BBB		3,290,645
	District of Columbia – 2.1%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		327,171
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,196,279

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	District of Columbia (continued)
$3,550	5.800%, 5/15/13	5/11 at 101.00	BBB		$3,555,964
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,690,649
8,205	6.250%, 5/15/24	5/11 at 101.00	BBB		7,927,917
2,920	6.500%, 5/15/33	No Opt. Call	BBB		2,481,270

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – FSA Insured	No Opt. Call	AAA		11,725,826

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	A+		12,315,539
47,415	Total District of Columbia				49,220,615
	Florida – 6.0%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	A+		5,047,550

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,380	5.000%, 3/01/15 – MBIA Insured	No Opt. Call	A+		12,386,685
33,060	5.000%, 3/01/17 – MBIA Insured	No Opt. Call	A+		32,413,346

5,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.375%, 6/01/17	6/12 at 101.00	AAA		5,468,700

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – FSA Insured	7/13 at 101.00	AAA		8,254,119

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	AA+		8,058,722

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	A2		5,573,400

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+		3,698,741

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	A1		4,516,800

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	6,565,350

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,542,175

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured	No Opt. Call	A		8,294,302

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – MBIA Insured	9/16 at 100.00	A2		10,056,817

21,055	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–		20,783,601

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – FSA Insured	1/15 at 100.00	AAA		6,316,365
138,840	Total Florida				141,976,673
	Georgia – 0.5%

10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	A		10,183,400

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB		952,420
11,000	Total Georgia				11,135,820

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
$450	5.250%, 9/01/16	No Opt. Call	BBB–		$433,994
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,193,179
1,750	Total Idaho				1,627,173
	Illinois – 7.2%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		19,741,225

4,415	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 12.971%, 12/01/24 (IF)	6/16 at 100.00	AAA		5,201,002

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	A	(4)	10,334,506

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	1/10 at 100.00	AA		7,015,678

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA–		10,080,400

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA		21,752,800

6,500	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA		6,945,835

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB		999,690

1,850	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1		1,749,175

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB		4,820,650

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	8/09 at 100.00	A–		500,840
900	5.500%, 9/01/10	9/09 at 100.50	A–		910,548

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22 (Pre-refunded 5/15/10)	5/10 at 101.00	Aaa		9,572,096

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
595	5.125%, 5/15/10 (ETM)	No Opt. Call	Aaa		616,420
600	5.250%, 5/15/12 (ETM)	No Opt. Call	Baa3	(4)	667,650

780	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa3		814,726

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – MBIA Insured	11/09 at 100.00	A		1,004,150

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	N/R	(4)	3,206,640

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AA–		7,737,077

10,000	Illinois, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	AA–		11,026,900

	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2007:
8,570	9.000%, 1/01/22 – FSA Insured	No Opt. Call	AAA		12,279,096
5,000	9.000%, 1/01/25 – FSA Insured	No Opt. Call	AAA		7,388,600

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – MBIA Insured	6/12 at 101.00	AAA		$23,525,780

2,117	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,708,080
154,872	Total Illinois				169,599,564
	Indiana – 0.9%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB		2,378,370

7,325	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	9/09 at 100.00	N/R	(4)	7,469,010

2,750	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – MBIA Insured	No Opt. Call	AA		2,783,743

1,845	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/09 at 100.00	N/R	(4)	2,275,881

5,815	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BBB–		5,256,295
20,735	Total Indiana				20,163,299
	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BB+		1,209,762
2,235	5.250%, 7/01/14	No Opt. Call	BB+		2,029,067
4,460	5.250%, 7/01/15	No Opt. Call	BB+		3,945,227
2,000	5.250%, 7/01/16	No Opt. Call	BB+		1,731,640
820	5.000%, 7/01/19	7/16 at 100.00	BB+		650,588

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		53,591

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,686,266
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		97,682
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,297,005
14,615	Total Iowa				13,700,828
	Kansas – 0.2%

3,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		3,734,233
	Kentucky – 1.3%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	506,130

6,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA		6,443,736

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3		22,874,042
27,345	Total Kentucky				29,823,908
	Louisiana – 3.8%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	A–		12,000,727
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	A–		9,293,220
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–		12,158,762

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		$12,348,968

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R		1,409,980

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,000	5.000%, 5/15/16	No Opt. Call	A3		1,940,840
5,155	5.000%, 5/15/20	5/17 at 100.00	A3		4,823,276

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,745	5.250%, 5/01/18 – FGIC Insured	5/15 at 100.00	AA		2,968,416
5,500	5.000%, 5/01/24 – FGIC Insured	5/15 at 100.00	AA		5,728,910
7,220	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA		7,452,267

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – FSA Insured	12/10 at 100.00	AAA		5,128,689

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A		2,527,560

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		10,392,505
88,110	Total Louisiana				88,174,120
	Maryland – 0.0%

910	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/10 at 100.00	Aa2		911,256
	Massachusetts – 6.1%

10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA		11,725,000

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		9,055,994

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,465	5.000%, 10/01/17	No Opt. Call	N/R		2,182,831
515	5.000%, 10/01/18	10/17 at 100.00	N/R		410,316

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	1/10 at 100.50	BB+		791,888

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/09 at 101.00	BBB		1,410,390
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/09 at 101.00	BBB		1,686,337

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		11,781,100

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(4)	13,940,625

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(4)	7,950,765

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	AAA		11,458,400

29,240	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – FSA Insured	No Opt. Call	AAA		34,890,922

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
21,085	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aa3		23,404,772
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aa3		13,482,600
127,110	Total Massachusetts				144,171,940

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 5.5%

$9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – FSA Insured	7/16 at 100.00	AAA	$9,585,004

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	BB	7,044,168

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – MBIA Insured	1/12 at 100.00	A	11,065,481

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB	7,356,450

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	6,062,718

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BB+	984,798

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A	1,873,460
3,530	5.000%, 7/15/19	7/17 at 100.00	A	3,273,157

1,250	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,231,513

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA	9,521,488

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
14,080	4.750%, 10/15/17	10/09 at 100.00	A+	14,100,698
3,850	4.750%, 10/15/21	10/09 at 100.00	A+	3,850,000

3,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 – FSA Insured	10/13 at 100.00	AAA	3,750,425

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
16,635	5.750%, 8/15/13	8/09 at 100.00	BB–	16,083,217
41,900	5.500%, 8/15/23	8/09 at 100.00	BB–	29,187,540

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	Baa3	1,018,537
1,260	5.500%, 6/01/17	6/16 at 100.00	Baa3	1,156,277
1,330	5.500%, 6/01/18	6/16 at 100.00	Baa3	1,202,094

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,496,666
144,300	Total Michigan			129,843,691
	Minnesota – 1.2%

9,225	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A1	10,493,161

1,000	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993B, 8.500%, 9/01/19	8/12 at 101.00	A1	1,137,470

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	Baa1	1,065,257
3,130	5.250%, 12/01/11	No Opt. Call	Baa1	3,182,146

515	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	8/09 at 100.00	Aa1	516,416

1,355	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AAA	1,483,142

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	Baa1	$952,590

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	391,467

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	221,918
375	5.000%, 2/01/13	No Opt. Call	N/R	366,604
400	5.000%, 2/01/14	No Opt. Call	N/R	386,948
300	5.000%, 2/01/15	No Opt. Call	N/R	277,872

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BB+	2,306,266

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	3,057,812

3,200	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	N/R	3,304,928
27,605	Total Minnesota			29,143,997
	Mississippi – 0.7%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/09 at 100.00	BBB	7,907,100

10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A–	9,684,004
18,800	Total Mississippi			17,591,104
	Missouri – 2.2%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	1,197,603
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	2,841,413

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,291,961
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,431,364
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,461,521

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	5,884,610

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
125	5.375%, 11/15/09	10/09 at 102.00	N/R	124,983
3,650	5.800%, 11/15/17	11/09 at 101.00	N/R	3,053,189

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	A+	14,009,022

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,596,536
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,645,974

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,904,855

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	431,900
49,730	Total Missouri			50,874,931

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Montana – 0.3%

$6,250	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	12/09 at 100.00	BB+	$6,250,563
	Nevada – 0.3%

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,795	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	Caa2	1,540,380
2,870	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	Caa2	1,150,927
3,210	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	Caa2	516,168
65	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Caa2	8,503
1,495	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	Caa2	135,776
1,425	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	Caa2	100,933
1,800	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	Caa2	79,236

1,895	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/09 at 102.00	N/R	1,734,645

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	2,572,290
18,555	Total Nevada			7,838,858
	New Hampshire – 0.8%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	392,299
430	5.000%, 7/01/15	No Opt. Call	BBB+	410,680
445	5.000%, 7/01/16	No Opt. Call	BBB+	421,050

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	5,911,587

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3	410,892
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3	888,710

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa	10,088,800
18,355	Total New Hampshire			18,524,018
	New Jersey – 5.3%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB	1,092,156

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Mandatory put 12/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB	1,009,530

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15	No Opt. Call	BBB	7,604,800
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB	2,114,210

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
1,610	5.500%, 7/01/11 (ETM)	No Opt. Call	N/R	1,743,501
3,145	5.500%, 7/01/12 (ETM)	No Opt. Call	N/R	3,517,494

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3	376,088

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,175	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	AA–	34,936,576
8,040	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AA–	8,748,485

6,315	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.500%, 6/01/12 (ETM)	No Opt. Call	AAA	7,115,363

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
$100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		$111,488
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		111,488
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		10,830,044
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,793,049
1,415	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,546,241

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
20,765	4.500%, 6/01/23	6/17 at 100.00	BBB		17,816,370
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB		17,020,250
126,685	Total New Jersey				123,487,133
	New Mexico – 0.4%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	8,311,436
	New York – 10.5%

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		2,230,066
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,104,661

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	17,961,245

900	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.750%, 7/01/15	7/11 at 101.00	Ba1		853,065

10,000	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – FSA Insured	No Opt. Call	AAA		10,652,300

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – MBIA Insured	10/12 at 100.00	A+		9,043,452

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–		7,927,937

12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–		13,975,000

16,625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	A		18,148,515

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – MBIA Insured	11/16 at 100.00	A		10,703,900

15,825	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	A		17,065,680

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–		1,541,960

1,835	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		1,687,741

10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA		11,498,775

900	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/09 at 100.50	AAA		907,335

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AA		6,201,253

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AA		$5,369,050

21,145	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA		23,077,019

1,160	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB		1,095,794

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1		15,881,585

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–		2,031,040
40,000	5.500%, 6/01/17	6/11 at 100.00	AA–		41,327,200

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–		15,497,700
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–		10,434,000

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	A		1,036,920
231,525	Total New York				247,253,193
	North Carolina – 2.4%

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/10 at 101.00	BBB+		2,553,150

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	BBB+		21,524,400
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB+		11,018,260

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	A+		2,069,580

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A2		7,681,030
10,000	5.250%, 1/01/18 – MBIA Insured	1/13 at 100.00	A		10,375,700

145	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	12/09 at 100.00	N/R	(4)	148,464
52,645	Total North Carolina				55,370,584
	Ohio – 2.4%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006A, 5.000%, 1/01/13	No Opt. Call	A–		3,993,941

1,380	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	BBB		1,269,973

34,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB		28,266,981

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Trust 2456, Series 2008, 16.967%, 6/01/26 (IF)	12/17 at 100.00	AA		6,057,625

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AA		1,008,080

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		1,925,025

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$11,625	Ohio State, General Obligation Bonds, Series 2007, 5.000%, 6/15/15	No Opt. Call	AA+		$13,405,136

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		755,661
805	5.000%, 11/15/16	No Opt. Call	A–		813,018
60,500	Total Ohio				57,495,440
	Oklahoma – 0.6%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–		2,034,423

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	AA+		9,135,283

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		122,240
700	5.250%, 5/15/13	No Opt. Call	BBB+		713,727
790	5.250%, 5/15/14	No Opt. Call	BBB+		799,030
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,049,339
13,530	Total Oklahoma				13,854,042
	Oregon – 0.4%

4,415	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA–		4,972,791

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A., 5.000%, 11/15/22	5/19 at 100.00	AAA		4,436,760
8,415	Total Oregon				9,409,551
	Pennsylvania – 1.7%

1,655	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		1,661,190

8,705	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	1/10 at 100.00	BB+		8,710,223

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A–		1,103,675

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	Aa3		10,443,100

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		11,349,656

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.256%, 12/01/24	12/17 at 100.00	A		6,362,038
43,150	Total Pennsylvania				39,629,882
	Puerto Rico – 2.9%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	A	(4)	4,782,708
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	A	(4)	5,639,850

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – MBIA Insured	7/17 at 100.00	A		2,938,140

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	BBB–		10,131,200

11,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+		7,029,550

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 5.750%, 7/01/12 – MBIA Insured	No Opt. Call	A		5,244,750

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico (continued)

$10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – MBIA Insured	No Opt. Call	A		$10,416,400

10,625	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	BBB–		10,998,575

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		11,544,720
69,825	Total Puerto Rico				68,725,893
	Rhode Island – 0.2%

6,075	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		5,663,601
	South Carolina – 0.8%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa		4,628,000

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+		1,448,610
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+		1,900,800

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1		7,506,270

3,735	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(4)	3,929,892
17,985	Total South Carolina				19,413,572
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
760	5.000%, 4/01/17	4/13 at 100.00	BBB+		749,489
800	5.000%, 4/01/18	4/13 at 100.00	BBB+		778,024
840	5.000%, 4/01/19	4/13 at 100.00	BBB+		808,769
820	5.000%, 4/01/20	4/13 at 100.00	BBB+		777,672

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–		1,012,740

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–		4,020,000

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
275	4.500%, 9/01/10	No Opt. Call	A–		279,395
295	4.500%, 9/01/12	No Opt. Call	A–		299,941
300	4.550%, 9/01/14	No Opt. Call	A–		301,923
9,090	Total South Dakota				9,027,953
	Tennessee – 2.2%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+		694,308
750	5.000%, 7/01/18	7/16 at 100.00	BBB+		701,205

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+		4,543,850

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
12,645	5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AA+		14,253,823
10,000	5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AA+		10,915,400

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tennessee (continued)

$500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB		$509,165

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB		2,049,200

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+		1,149,736

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
5,790	5.000%, 9/01/12	No Opt. Call	BBB		6,035,728
11,885	5.250%, 9/01/20	No Opt. Call	BBB		11,253,075
50,685	Total Tennessee				52,105,490
	Texas – 7.2%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – MBIA Insured	5/13 at 100.00	A+		9,347,976

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA		6,271,620

10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		11,506,500

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A		3,310,957
1,475	5.250%, 12/01/10	No Opt. Call	A		1,515,961
1,000	5.250%, 12/01/11	No Opt. Call	A		1,037,080
1,150	5.250%, 12/01/12	No Opt. Call	A		1,201,980
1,000	5.250%, 12/01/13	No Opt. Call	A		1,047,040

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	8/09 at 100.00	AAA		7,019,740

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,921,480
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,212,028

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – FSA Insured	12/11 at 100.00	AAA		10,926,400

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – FSA Insured	12/12 at 100.00	AAA		11,290,800

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–		1,580,836

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	AAA		6,600,791

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	A		4,872,723

	Metropolitan Transit Authority, Harris County, Texas, Sales and Use Tax Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA		5,546,752
5,385	5.000%, 11/01/23	11/19 at 100.00	AA		5,798,622
5,660	5.000%, 11/01/24	11/19 at 100.00	AA		6,044,823

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	A+		3,684,854

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2		8,871,382
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2		9,584,757

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		$5,522,550

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–		5,138,950

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 17.484%, 4/01/24 (IF)	4/16 at 100.00	AAA		6,285,600

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 18.198%, 4/01/25 (IF)	4/18 at 100.00	Aa1		6,103,716

2,560	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.000%, 11/01/12	No Opt. Call	Baa3		2,530,381

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1		3,961,700
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1		8,737,047

990	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB+	(4)	1,071,734
160,475	Total Texas				169,546,780
	Utah – 0.2%

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	16.932%, 7/01/21 (IF)	7/18 at 100.00	AAA		1,916,300
2,500	16.932%, 7/01/22 (IF)	7/18 at 100.00	AAA		3,721,550
3,750	Total Utah				5,637,850
	Virginia – 0.4%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3		2,505,374

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3		563,836

5,850	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		6,152,621
8,775	Total Virginia				9,221,831
	Washington – 2.3%

4,930	Clark County Public Utilities District 1, Washington, Electric Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A1		5,211,109

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	N/R	(4)	2,836,964

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – MBIA Insured	7/12 at 100.00	Aaa		5,479,150

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,778,017

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,043,776

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AA–		9,783,236

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
320	5.500%, 6/01/12	No Opt. Call	BBB		320,554
5,610	6.500%, 6/01/26	6/13 at 100.00	BBB		5,586,662

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – MBIA Insured	No Opt. Call	AA+		14,471,520

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, Trust 2599, 18.100%, 1/01/23 (IF)	1/18 at 100.00	AA+		$4,026,339
48,705	Total Washington				54,537,327
	Wisconsin – 3.4%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
150	5.500%, 6/01/10 (ETM)	No Opt. Call	AAA		156,062
100	5.750%, 6/01/12 (ETM)	No Opt. Call	AAA		111,522

4,100	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		4,588,556

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	A3		4,794,075

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,686,220

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,039,811
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,157,256

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1		7,210,017

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
2,455	5.250%, 8/15/19	8/16 at 100.00	BBB+		2,261,841
11,955	5.250%, 8/15/20	8/16 at 100.00	BBB+		10,807,798

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	BBB+		8,808,725

8,705	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/09 at 100.75	AA		8,717,187

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		3,587,292

2,040	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	2,294,653

9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A, 6.000%, 5/01/27	5/19 at 100.00	AA–		10,032,750

10,000	Wisconsin, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – MBIA Insured	5/15 at 100.00	AA		11,269,679
80,352	Total Wisconsin				80,523,444
$2,275,094	Total Long-Term Investments (cost $2,310,917,155) – 98.0%				2,306,002,608
	Short-Term Investments – 0.3%

	Texas – 0.3%

$7,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service Company, Variable Rate Demand Obligations, Series 1996, 8.500%, 7/01/16 – AMBAC Insured (5)	10/09 at 100.00	A-1+		7,000,000
	Total Short-Term Investments (cost $7,000,000)				7,000,000
	Total Investments (cost $2,317,917,155) – 98.3%				2,313,002,608
	Other Assets Less Liabilities – 1.7%				39,599,869
	Net Assets – 100%				$2,352,602,477

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2009

Investments in Derivatives

Forward Swaps outstanding at July 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$53,000,000	Receive	3-Month USD-LIBOR	4.155%	Semi-Annually	7/23/10	7/23/19	$(275,932)

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,306,002,608	—	$2,306,002,608
Short-Term Investments	—	7,000,000	—	7,000,000
Derivatives*:
Forward Swaps	—	(275,932)	—	(275,932)
Total	$—	$2,312,726,676	$—	$2,312,726,676
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of July 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on forward swaps*	$—	Unrealized depreciation on forward swaps*	$275,932
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

30	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $2,313,198,925.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$85,523,558
Depreciation	(85,719,875)
Net unrealized appreciation (depreciation) of investments	$(196,317)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	Effective Date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

USD-LIBOR United	States Dollar-London Inter-Bank Offered Rate

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.4%

	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
$3,815	5.500%, 12/01/12	12/11 at 101.00	A–		$3,822,744
250	5.750%, 12/01/17	12/11 at 101.00	A–		235,450

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa2		3,587,565

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3		1,008,560
1,000	5.000%, 11/15/14	No Opt. Call	A3		998,220

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
750	5.000%, 1/01/10	No Opt. Call	BBB		712,035
5,475	5.250%, 1/01/11	No Opt. Call	BBB		4,412,029
1,000	5.250%, 1/01/15	No Opt. Call	BBB		672,040

4,500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 – FSA Insured	2/10 at 100.00	AAA		4,085,505

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	No Opt. Call	BBB		1,471,140

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB		997,760

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	BBB		920,976
745	5.000%, 12/01/12	No Opt. Call	BBB		736,187
570	5.000%, 12/01/13	No Opt. Call	BBB		557,859

8,850	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – MBIA Insured (ETM)	No Opt. Call	A	(4)	10,403,618
35,010	Total Alabama				34,621,688
	Alaska – 0.3%

4,190	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		3,803,012
	Arizona – 1.4%

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
695	5.250%, 5/15/11	No Opt. Call	A–		727,644
1,000	5.250%, 5/15/12	No Opt. Call	A–		1,066,720

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13 (ETM)	No Opt. Call	N/R	(4)	3,479,014
3,000	5.000%, 4/01/15 (ETM)	No Opt. Call	N/R	(4)	3,471,990

8,000	Navajo County, Arizona, Pollution Control Corporation, Pollution Control Revenue Refunding Bonds, Arizona Public Service Company, Cholla Project, Series 2009, 5.000%, 6/01/34 (Mandatory put 6/01/12)	No Opt. Call	Baa2		8,075,120

270	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/16	No Opt. Call	A		255,220

2,900	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		2,594,021
18,945	Total Arizona				19,669,729

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arkansas – 0.4%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
$1,620	5.500%, 11/01/11	No Opt. Call	Caa1		$1,558,505
3,415	5.500%, 11/01/12	11/11 at 101.00	Caa1		3,187,766

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	Baa1		1,635,977
6,640	Total Arkansas				6,382,248
	California – 5.3%

9,900	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	Aa3		10,896,435

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	A2		1,057,370

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A:
5,000	5.000%, 4/01/14	No Opt. Call	A+		5,505,500
5,000	5.000%, 4/01/16	No Opt. Call	A+		5,492,150

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB		1,010,520

9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A		10,499,490

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	A		10,600,300

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,505	5.000%, 8/15/12	No Opt. Call	N/R		1,522,714
1,000	5.000%, 8/15/13	No Opt. Call	N/R		1,003,970

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	BBB		2,960,875
2,710	4.500%, 6/01/27	6/17 at 100.00	BBB		2,276,237

12,615	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		14,086,664

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
375	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	A–		383,861
800	5.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A–		824,888

285	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		355,657

105	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA		121,523

815	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 – FGIC Insured (ETM)	No Opt. Call	N/R	(4)	839,124

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3		1,360,900
1,500	5.000%, 9/01/15	No Opt. Call	Baa3		1,416,375

2,700	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.750%, 5/01/19 (Mandatory put 5/01/11) (Alternative Minimum Tax)	No Opt. Call	A1		2,832,192
70,550	Total California				75,046,745
	Colorado – 2.3%

2,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008-C8, 4.100%, 9/01/36 (Mandatory put 11/10/11)	No Opt. Call	AA		2,946,255

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$250	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/11	No Opt. Call	A–		$256,708

830	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001, 5.500%, 9/01/09 (ETM)	No Opt. Call	A3	(4)	833,552

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/11	No Opt. Call	BBB+		508,125

13,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/01/13) – MBIA Insured	No Opt. Call	A		14,014,588

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – MBIA Insured	No Opt. Call	A		2,795,475

1,600	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,319,440

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/25 (Pre-refunded 6/15/16) – FSA Insured	6/16 at 100.00	AAA		10,634,800
32,330	Total Colorado				33,308,943
	Connecticut – 1.0%

920	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		758,890

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – FSA Insured	11/12 at 100.00	AAA		11,269,800

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
20	5.500%, 1/01/14 (Alternative Minimum Tax)	1/10 at 100.00	BBB		19,688
1,670	5.500%, 1/01/20 (Alternative Minimum Tax)	1/10 at 100.00	BBB		1,592,863
12,610	Total Connecticut				13,641,241
	Delaware – 0.5%

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	BBB		2,070,660

2,980	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	BBB		3,049,702

1,215	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A, 5.250%, 6/01/10	No Opt. Call	BBB+		1,225,801

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+		743,758
6,950	Total Delaware				7,089,921
	Florida – 5.6%

5,400	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 – MBIA Insured	No Opt. Call	A+		5,402,916

	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,420	5.000%, 7/01/17 – MBIA Insured	No Opt. Call	AA–		4,823,767
6,575	5.000%, 7/01/19 – MBIA Insured	7/17 at 101.00	AA–		6,997,838

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – FSA Insured	No Opt. Call	AAA		9,209,360

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	A+		263,348

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$750	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	N/R	(4)	$841,695

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	575,125

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,675,922

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa1		2,771,199

5,645	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/10 – AMBAC Insured	No Opt. Call	A2		5,927,758

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		3,872,429

2,230	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%, 10/01/17 – FSA Insured	No Opt. Call	AAA		2,510,066

	North Brevard County Hospital District Revenue, Florida, Refunding Bonds, Series 2008 (Parrish Medical Center Project):
1,220	5.000%, 10/01/14	No Opt. Call	A		1,284,233
1,145	5.125%, 10/01/16	No Opt. Call	A		1,203,384

5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 1996A, 3.750%, 10/01/23 (Mandatory put 10/01/13)	No Opt. Call	Aa1		5,257,900

1,510	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	1,972,543

2,085	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.000%, 12/01/12	No Opt. Call	BBB–		2,002,351

12,805	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	AAA		15,117,837

2,000	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–		2,040,440

5,000	Senior Secured Bonds, Florida, Series 2009A-1, 6.000%, 6/01/16	No Opt. Call	A+		5,178,900

1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		1,494,666
74,545	Total Florida				80,423,677
	Georgia – 2.9%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	A		3,172,410

5,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 5.050%, 11/01/48 (Mandatory put 1/12/12)	No Opt. Call	A		5,284,300

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,250	5.000%, 4/01/15	No Opt. Call	AA+		1,444,125
1,425	5.000%, 4/01/17	No Opt. Call	AA+		1,657,517

	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V:
3,985	6.500%, 1/01/12 – FGIC Insured	No Opt. Call	A+		4,179,428
350	6.600%, 1/01/18 – MBIA Insured	No Opt. Call	AAA		404,191

900	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series 1998Y, 6.400%, 1/01/13	No Opt. Call	A+		977,463

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Georgia (continued)

$2,000	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA		$2,104,200

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA		13,256,327

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – MBIA Insured	No Opt. Call	Aa3		243,921

7,500	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A		8,305,350

185	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – MBIA Insured (ETM)	No Opt. Call	A	(4)	197,290
37,245	Total Georgia				41,226,522
	Hawaii – 0.4%

3,750	Hawaii State, General Obligation Bonds, Series 2008, Trust 3215, 17.384%, 5/01/16 (IF)	No Opt. Call	AA		6,065,325
	Illinois – 5.1%

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–		964,856

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A		5,241,450

6,475	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA		7,215,093

3,670	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA		4,309,901

1,544	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AAA		1,623,006

1,095	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.750%, 5/15/14 – MBIA Insured	5/10 at 100.00	A		1,101,132

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – SYNCORA GTY Insured	No Opt. Call	A–		1,219,478
1,030	5.000%, 11/15/12 – SYNCORA GTY Insured	No Opt. Call	A–		1,129,611

2,500	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 3.375%, 7/01/25 (Mandatory put 2/03/14)	No Opt. Call	Aa1		2,565,250

5,000	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corporation Guaranteed Solid Waste Disposal Revenue Bonds, Prairie Power, Inc. Project, Series 2008A, 3.250%, 7/01/42 (Mandatory put 5/20/10)	No Opt. Call	A		5,008,600

2,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 3.875%, 11/01/30 (Mandatory put 5/01/12)	No Opt. Call	AA		2,027,120

3,475	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008C-3B, 4.375%, 11/01/38 (Mandatory put 7/01/14)	8/09 at 100.00	AA		3,475,765

2,000	Illinois Finance Authority, Revenue Bonds, Monarch Landing Inc. Facility, Series 2007A, 5.500%, 12/01/13	No Opt. Call	N/R		1,833,680

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A		1,794,086
2,540	5.250%, 11/15/10	No Opt. Call	A		2,597,379

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3		979,380

1,300	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa3		1,357,876

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+		3,301,020

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,500	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 – MBIA Insured	No Opt. Call	AAA	$3,762,150

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
1,860	0.772%, 12/15/13	No Opt. Call	AAA	1,776,300
1,000	0.872%, 12/15/16	12/14 at 100.00	AAA	890,000

1,061	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	856,057

7,775	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	Aa3	9,698,380

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA+	8,439,715
67,800	Total Illinois			73,167,285
	Indiana – 2.9%

7,130	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	7,692,414

775	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998, 5.350%, 8/15/09	8/09 at 100.00	N/R	774,884

11,065	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	Aa1	11,165,470

3,000	Indiana Health Facility Financing Authority Revenue Bonds, Series 2005A-5 Ascension Health Subordinate Credit Group, 5.000%, 11/01/27 (Mandatory put 8/01/13)	No Opt. Call	Aa2	3,225,270

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+	1,030,670

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	2,846,690

1,000	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988 Remarketed, 5.600%, 11/01/16 – MBIA Insured	No Opt. Call	AA	1,030,390

6,000	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	AA	6,164,940

5,805	State of Indiana, Indiana Toll Road Commission, East-West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	AAA	7,123,780
39,275	Total Indiana			41,054,508
	Iowa – 0.6%

145	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA	171,294

3,000	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009F, 5.000%, 8/15/39 (Mandatory put 8/15/12) (WI/DD, Settling 8/06/09)	No Opt. Call	Aa3	3,203,700

930	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009, 5.000%, 8/15/12 (WI/DD, Settling 8/06/09) – AGC Insured	No Opt. Call	Aa2	1,001,154

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
500	5.000%, 6/01/17	No Opt. Call	AA	573,085
3,000	5.000%, 6/01/18	No Opt. Call	AA	3,424,920

305	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	326,707
7,880	Total Iowa			8,700,860

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Kansas – 0.4%

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
$1,000	5.250%, 11/15/11	No Opt. Call	A2		$1,045,530
650	5.250%, 11/15/14	No Opt. Call	A2		690,671

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		4,111,250
5,315	Total Kansas				5,847,451
	Kentucky – 1.3%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	8,604,210

6,473	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University Project, Refunding and Improvement Series 2006, 5.200%, 8/01/22 (Pre-refunded 6/27/12)	6/12 at 102.00	AAA		7,153,134

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – FSA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,438,598
17,278	Total Kentucky				18,195,942
	Louisiana – 0.7%

415	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 8.500%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		516,945

1,495	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	No Opt. Call	A+		1,615,766

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15	No Opt. Call	N/R		2,313,171

	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004:
585	5.000%, 1/01/14 – MBIA Insured	No Opt. Call	A		632,291
265	5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	A		268,882

5,000	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 7.000%, 12/01/38 (Mandatory put 12/01/11)	12/11 at 100.00	Baa1		5,326,400
10,460	Total Louisiana				10,673,455
	Maryland – 3.0%

6,235	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA		7,377,314

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	A–		515,458
1,755	5.000%, 8/15/10	No Opt. Call	A–		1,798,454

2,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 4.500%, 1/01/13	No Opt. Call	BBB–		2,352,867

485	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		573,008

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA		5,889,500
5,000	5.000%, 7/15/17	No Opt. Call	AAA		5,892,750
5,000	5.000%, 7/15/18	No Opt. Call	AAA		5,892,350

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA		11,747,100
36,340	Total Maryland				42,038,801

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts – 5.4%

$3,825	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – MBIA Insured	No Opt. Call	AA		$4,420,361

1,410	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,231,127

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/09 at 101.00	BBB		810,616

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 – MBIA Insured	No Opt. Call	A		5,022,500
285	5.500%, 1/01/11 – MBIA Insured	No Opt. Call	A		289,563
5,100	5.625%, 1/01/12 – MBIA Insured	No Opt. Call	A		5,219,238
625	5.625%, 1/01/14 – MBIA Insured	1/12 at 101.00	A		633,188

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 – RAAI Insured	No Opt. Call	BBB+		1,272,997
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	BBB+		554,717
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	BBB+		1,654,591

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,000	5.000%, 11/15/15	No Opt. Call	AAA		2,351,300
2,000	5.000%, 11/15/16	No Opt. Call	AAA		2,363,060
1,500	5.000%, 11/15/17	No Opt. Call	AAA		1,771,245
1,000	5.000%, 11/15/18	No Opt. Call	AAA		1,180,060

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA		11,766,200

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aa3		5,279,350

12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – FSA Insured	No Opt. Call	AAA		15,400,016

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	9,613,425

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aa3		5,617,750
68,525	Total Massachusetts				76,451,304
	Michigan – 2.6%

2,690	Kent Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (Butterworth Hospital), Series 1993A, 7.250%, 1/15/13 – MBIA Insured	No Opt. Call	AA		2,935,920

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	2,199,360

5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 1999B-4, 3.750%, 11/15/33 (Mandatory put 3/15/12)	No Opt. Call	Aa1		5,059,350

6,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA		5,983,620

2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%, 10/15/17	10/11 at 100.00	A+		2,062,820

5,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – FSA Insured	No Opt. Call	AAA		6,005,725

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(4)	3,437,670

7,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 5.250%, 8/01/29 (Mandatory put 8/01/14)	No Opt. Call	A–		7,182,350

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$1,605	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	AA–		$1,722,823
34,810	Total Michigan				36,589,638
	Minnesota – 0.7%

5,118	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA		5,341,701

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2		1,381,488

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,000	5.000%, 1/01/14	No Opt. Call	AAA		1,091,210
1,000	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AAA		1,094,570
1,000	5.000%, 1/01/16	No Opt. Call	AAA		1,093,320
9,368	Total Minnesota				10,002,289
	Mississippi – 0.8%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	B3		4,495,000

4,310	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	No Opt. Call	AA		4,505,717

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB–		2,777,785
11,970	Total Mississippi				11,778,502
	Missouri – 0.5%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,355	5.000%, 4/01/12	No Opt. Call	N/R		1,396,937
500	5.000%, 4/01/13	No Opt. Call	N/R		516,835

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
215	5.000%, 11/01/09	No Opt. Call	N/R		215,303
300	5.000%, 11/01/11	No Opt. Call	N/R		297,684

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2:
2,000	4.000%, 7/01/10	No Opt. Call	A		2,028,260
2,940	4.000%, 7/01/11	No Opt. Call	A		2,989,363
7,310	Total Missouri				7,444,382
	Nebraska – 0.2%

2,540	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003, 5.000%, 11/15/09	No Opt. Call	Aa3		2,556,434
	Nevada – 0.9%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
375	5.500%, 9/01/09	No Opt. Call	BBB		375,221
295	5.750%, 9/01/10	No Opt. Call	BBB		298,900
535	6.000%, 9/01/13	9/12 at 101.00	BBB		550,991

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
310	5.500%, 9/01/09 (ETM)	No Opt. Call	BBB	(4)	311,240
240	5.750%, 9/01/10 (ETM)	No Opt. Call	BBB	(4)	252,593
435	6.000%, 9/01/13 (Pre-refunded 9/01/12)	9/12 at 101.00	BBB	(4)	499,267

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Nevada (continued)

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
$500	0.000%, 1/01/10 – AMBAC Insured	No Opt. Call	Caa2		$413,085
1,000	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	Caa2		551,120
345	0.000%, 1/01/14 – AMBAC Insured	No Opt. Call	Caa2		83,107
5,000	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	Caa2		916,450
65	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	Caa2		10,452
1,220	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Caa2		159,600

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – FSA Insured	No Opt. Call	AAA		7,665,466
17,380	Total Nevada				12,087,492
	New Jersey – 5.6%

1,755	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB–		1,276,885

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
5,000	5.000%, 6/15/12 – FGIC Insured	No Opt. Call	BBB		5,030,250
6,555	5.000%, 6/15/13 – FGIC Insured	No Opt. Call	BBB		6,511,409
550	5.625%, 6/15/19	6/10 at 100.00	BBB		512,254

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	AA–		2,224,960
2,325	5.000%, 9/01/14	No Opt. Call	AA–		2,593,747

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – FSA Insured	No Opt. Call	AAA		4,249,397

4,820	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – MBIA Insured	No Opt. Call	AAA		5,196,153

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,035	5.800%, 6/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	Aaa		2,083,474
2,250	5.900%, 6/01/11 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	Aaa		2,322,630

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – MBIA Insured (ETM)	No Opt. Call	Aaa		502,537

15	New Jersey Highway Authority, Senior Revenue Refunding Bonds, Garden State Parkway, Series 1992, 6.200%, 1/01/10 (ETM)	No Opt. Call	AAA		15,290

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – FSA Insured	No Opt. Call	AAA		5,614,800

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA		5,910,300

79	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa		85,678

605	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA		673,492

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,895	6.500%, 1/01/16	No Opt. Call	A+		3,413,842
290	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	A+		347,524

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		93,209
180	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	226,755
2,920	6.500%, 1/01/16 – FSA Insured (ETM)	No Opt. Call	Aa3	(4)	3,405,392
1,140	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		1,329,502
100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		116,623
940	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	1,090,532

2,370	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	10/09 at 100.00	AAA		2,643,711

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	N/R		2,714,198

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

$6,430	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		$7,026,383

3,290	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		3,770,110

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,375	5.000%, 6/01/14	No Opt. Call	BBB		3,224,036
2,000	5.000%, 6/01/15	No Opt. Call	BBB		1,872,680
3,900	4.500%, 6/01/23	6/17 at 100.00	BBB		3,346,200
74,639	Total New Jersey				79,423,953
	New Mexico – 1.5%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	BBB+		2,570,159
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	BBB+		2,740,246
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	BBB+		2,887,198

1,475	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 1996C, 6.300%, 12/01/16	10/09 at 100.00	Baa3		1,474,823

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA–		2,778,536
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,678,708

1,235	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Aaa		1,506,910

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,146,982

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,089,520
20,750	Total New Mexico				21,873,082
	New York – 7.3%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A		519,860

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/11	No Opt. Call	Ba1		980,350

1,385	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.250%, 7/01/10 – RAAI Insured	10/09 at 101.00	BBB–		1,401,966

3,260	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2000B, 6.250%, 8/15/15	8/12 at 100.00	AAA		3,564,484

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A1		1,695,584
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	A1		1,949,434

2,095	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		2,315,268

1,100	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(4)	1,153,856

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,006,473
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,064,180

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – FSA Insured (ETM)	No Opt. Call	AAA	$6,304,357

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A	1,111,050

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A	3,812,795

3,275	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	3,012,181

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA	3,015,274
2,000	5.000%, 8/01/10	No Opt. Call	AA	2,084,440

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA	5,551,550

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) (WI/DD, Settling 8/05/09) – NPFG Insured	No Opt. Call	A	7,196,616

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) (WI/DD, Settling 8/05/09) – NPFG Insured	No Opt. Call	A	2,000,000

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
7,000	5.500%, 6/01/15	6/10 at 100.00	AA–	7,140,350
100	5.500%, 6/01/16	6/10 at 100.00	AA–	101,747
75	5.500%, 6/01/19	6/13 at 100.00	AA–	78,845
110	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	113,874
1,265	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,303,418

5,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/17	6/11 at 100.00	AA–	5,165,900

4,720	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2008A, 5.000%, 6/01/11	No Opt. Call	AA–	5,006,598

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 – FSA Insured	No Opt. Call	AAA	4,989,334

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
3,295	5.000%, 12/15/15	No Opt. Call	AAA	3,776,729
3,000	5.000%, 12/15/16	No Opt. Call	AAA	3,438,090
1,000	5.000%, 12/15/17	No Opt. Call	AAA	1,141,110

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA	5,568,350

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	1,410,660

470	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R	440,498

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A2	12,348,647

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$735	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–	$754,786

1,690	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 4.750%, 6/01/22	6/16 at 100.00	BBB	1,473,798

420	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R	382,641
99,375	Total New York			104,375,093
	North Carolina – 2.3%

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/14	No Opt. Call	AA+	1,585,800
1,500	3.000%, 6/01/15	No Opt. Call	AA+	1,576,260
1,500	3.000%, 6/01/16	No Opt. Call	AA+	1,560,225
1,500	3.000%, 6/01/17	No Opt. Call	AA+	1,536,990

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB+	4,283,520

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB+	7,092,960

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A2	4,738,275

	North Carolina, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,163,990
5,000	5.000%, 5/01/20	5/19 at 100.00	AA+	5,731,750
3,000	5.000%, 5/01/21	5/19 at 100.00	AA+	3,392,700
30,500	Total North Carolina			32,662,470
	North Dakota – 0.5%

6,925	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	Baa2	6,673,553
	Ohio – 2.0%

1,810	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA	1,954,891

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
2,845	5.000%, 6/01/14	No Opt. Call	BBB	2,717,743
1,555	5.000%, 6/01/16	No Opt. Call	BBB	1,431,020
910	5.000%, 6/01/17	No Opt. Call	BBB	821,967

5,330	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	4,390,588

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	Aa2	3,171,030
2,000	5.500%, 1/01/12	No Opt. Call	Aa2	2,178,680

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,153,976
845	5.500%, 8/15/12	No Opt. Call	A	855,689

770	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	8/09 at 100.00	BBB+	770,362

200	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	227,686

5,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 5.000%, 7/01/21 (Mandatory put 1/01/10) (Alternative Minimum Tax)	No Opt. Call	BBB	5,019,400

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA		$248,686

265	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–		266,730

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A		2,245,432

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		822,090
29,135	Total Ohio				28,275,970
	Oklahoma – 0.5%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA		2,138,059

1,040	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R		879,913

3,750	Tulsa, Oklahoma, Industrial Authority, Revenue and Refunding Bonds, The University of Tulsa, Series 1996A, 6.000%, 10/01/16 – MBIA Insured	No Opt. Call	A		4,228,013
6,725	Total Oklahoma				7,245,985
	Oregon – 0.1%

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A., 5.000%, 11/15/22	5/19 at 100.00	AAA		1,109,190
	Pennsylvania – 7.1%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
360	4.150%, 2/15/11	No Opt. Call	Baa3		355,237
755	4.200%, 2/15/12	No Opt. Call	Baa3		737,159
785	4.300%, 2/15/13	No Opt. Call	Baa3		752,752
1,480	4.375%, 2/15/14	No Opt. Call	Baa3		1,403,070

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa2		1,721,953
1,800	5.000%, 5/01/13	No Opt. Call	Baa2		1,807,614
1,890	5.000%, 5/01/14	No Opt. Call	Baa2		1,876,241
1,985	5.000%, 5/01/15	No Opt. Call	Baa2		1,947,662

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008C, 5.000%, 6/15/18	No Opt. Call	Aa3		5,173,550

25	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		28,249

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	A		2,025,420

800	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		802,992

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	1,166,883

5,015	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	1/10 at 100.00	BB+		5,018,009

185	Delaware River Port Authority, Pennsylvania and New Jersey, Series 1972 Revenue Bonds, 6.500%, 1/15/11 (ETM)	10/09 at 100.00	AAA		195,047

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert Einstein Healthcare Network Issue, Series 2009A:
$2,000	5.000%, 10/15/10	No Opt. Call	A3	$2,035,200
2,000	5.000%, 10/15/11	No Opt. Call	A3	2,045,260
3,000	5.000%, 10/15/12	No Opt. Call	A3	3,075,270
2,000	5.000%, 10/15/13	No Opt. Call	A3	2,046,420
3,000	5.250%, 10/15/14	No Opt. Call	A3	3,061,440
3,000	5.250%, 10/15/15	No Opt. Call	A3	3,038,550

6,000	Pennsylvania Economic Development Financing Authority, Pollution Control Revenue Bonds, PPL Electric Utilities Corporation, Refunding Series 2008, 4.850%, 10/01/23 (Mandatory put 10/01/10)	No Opt. Call	A–	6,094,080

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	1/10 at 100.00	B–	2,929,480

3,010	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 – MBIA Insured	No Opt. Call	A	3,010,181

	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009B:
3,000	4.000%, 6/01/13	No Opt. Call	A2	3,183,540
4,000	5.000%, 6/01/14	No Opt. Call	A2	4,398,880
4,000	5.000%, 6/01/15	No Opt. Call	A2	4,402,560
4,000	5.000%, 6/01/16	No Opt. Call	A2	4,389,680

10,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – MBIA Insured	No Opt. Call	AA	11,843,400

3,340	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	Aaa	4,132,549

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	10/09 at 100.00	BBB	2,960,160

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
2,635	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa	3,009,539
535	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	624,677

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,225	5.000%, 9/01/11 – MBIA Insured	No Opt. Call	A	4,326,104
2,750	5.000%, 9/01/12 – MBIA Insured	No Opt. Call	A	2,831,593

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	AA	2,829,175
96,795	Total Pennsylvania			101,279,576
	Rhode Island – 0.3%

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16	No Opt. Call	BBB	1,839,700

2,320	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	2,162,890
4,320	Total Rhode Island			4,002,590
	South Carolina – 1.7%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,400	5.000%, 8/15/09	No Opt. Call	A–	1,401,008
1,980	5.000%, 8/15/10	No Opt. Call	A–	2,020,432

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB	6,933,814

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina (continued)

$7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA		$7,317,381

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A+		1,424,017

1,950	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13	No Opt. Call	BBB+		2,026,557

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,025,440

1,000	South Carolina JOBS-Economic Development Authority, Residential Care Facilities First Mortgage Revenue Bonds, South Carolina Episcopal Home at Still Hopes, Series 2004A, 6.000%, 5/15/17	5/11 at 100.00	N/R		931,240
23,980	Total South Carolina				24,079,889
	South Dakota – 0.3%

3,940	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		4,486,320
	Tennessee – 1.6%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10 – SYNCORA GTY Insured	No Opt. Call	A2		1,493,205

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		523,688
695	5.000%, 7/01/14	No Opt. Call	BBB+		683,984

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,740	6.125%, 9/01/09 (ETM)	No Opt. Call	N/R	(4)	1,748,126
1,350	6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(4)	1,430,568

	Tennessee State, General Obligation Bonds, Series 2009A:
7,500	5.000%, 5/01/17	No Opt. Call	AA+		8,777,025
1,000	5.000%, 5/01/19	5/17 at 100.00	AA+		1,137,860

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,000	5.000%, 9/01/11	No Opt. Call	BBB		1,032,090
4,175	5.000%, 9/01/13	No Opt. Call	BBB		4,363,835
250	5.000%, 9/01/14	No Opt. Call	BBB		259,060
200	5.250%, 9/01/18	No Opt. Call	BBB		194,504

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A		1,365,161
21,330	Total Tennessee				23,009,106
	Texas – 8.9%

2,235	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/13 – SYNCORA GTY Insured	No Opt. Call	Baa3		2,127,228

5,000	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 0.000%, 11/15/11 – NPFG Insured	No Opt. Call	A1		4,793,100

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA		3,135,810

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CCC		2,706,640

3,280	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured (ETM)	10/09 at 100.00	AAA		3,824,611

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$115	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 (ETM) – MBIA Insured	10/09 at 100.00	Aaa		$134,861

8,000	Dallas, Texas, Certificates of Obligation, Series 2008, 5.000%, 2/15/18	10/09 at 100.00	AA+		8,013,600

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007:
5,000	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA		5,695,500
6,700	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		7,709,355

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Methodist Hospital System, Series 2009A-B:
3,000	5.000%, 12/01/28 (Mandatory put 6/01/12)	No Opt. Call	AA		3,154,440
5,000	5.000%, 12/01/41 (Mandatory put 6/01/13)	No Opt. Call	AA		5,291,100

7,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.000%, 5/15/34 (Mandatory put 5/15/11)	5/11 at 100.00	AA		7,858,875

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
2,600	5.000%, 7/01/15 (WI/DD, Settling 8/20/09)	No Opt. Call	AA–		2,836,675
2,200	5.000%, 7/01/16 (WI/DD, Settling 8/20/09)	No Opt. Call	AA–		2,392,698

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	A		3,126,921

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
215	4.000%, 8/15/09	No Opt. Call	BBB–		214,979
605	4.125%, 8/15/10	No Opt. Call	BBB–		605,339

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB		2,071,340

10,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008H, 5.000%, 1/01/42 (Mandatory put 1/01/13)	No Opt. Call	A2		10,229,400

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA		10,811,700

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,522,550

8,420	Texas A&M University Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	AA+		9,712,470

5,290	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 0.752%, 12/15/09	10/09 at 100.00	A		5,167,008

6,465	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA		7,451,624

5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA		5,525,600

4,000	Titus County Fresh Water Supply District 1, Texas, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2008, 4.500%, 7/01/11	No Opt. Call	BBB		4,022,480

1,220	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3		1,240,801

1,185	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB+	(4)	1,282,834
120,080	Total Texas				126,659,539
	Virgin Islands – 0.0%

500	University of the Virgin Islands, Revenue Bonds, Series 1999A, 5.400%, 12/01/09 – ACA Insured	No Opt. Call	N/R		499,815

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia – 1.5%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
$400	4.000%, 9/01/12	No Opt. Call	BBB		$393,724
400	4.000%, 9/01/13	No Opt. Call	BBB		386,952
400	4.000%, 9/01/14	No Opt. Call	BBB		376,056
400	4.125%, 9/01/15	No Opt. Call	BBB		370,404

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA		1,178,180

	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c:
2,000	5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–		2,124,160
2,000	5.000%, 11/01/35 (Mandatory put 12/01/11)	No Opt. Call	A–		2,074,340

1,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,724,837

1,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A, 5.000%, 9/01/15	No Opt. Call	Aa1		1,736,325

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/10 at 100.50	BBB–		1,719,218

8,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+		9,289,760
19,490	Total Virginia				21,373,956
	Washington – 2.4%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – SYNCORA GTY Insured	No Opt. Call	Aaa		6,507,660

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded 10/01/09)	10/09 at 101.00	AAA		2,038,740

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+		9,894,401

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2010B, 5.000%, 8/01/15	No Opt. Call	AA+		11,964,922

2,700	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+		3,124,305
29,795	Total Washington				33,530,028
	West Virginia – 0.1%

2,000	West Virginia Economic Development Authority, Pollution Control Revenue Bonds, Appalachian Power Company – Amos Project, Series 2008, 4.850%, 5/01/19 (Mandatory put 9/04/13)	No Opt. Call	BBB		2,026,560
	Wisconsin – 2.1%

30	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/12 (ETM)	No Opt. Call	AAA		33,457

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
2,280	6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		2,551,685
6,555	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,129,808
4,705	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		5,314,298

100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09 (ETM)	No Opt. Call	N/R	(4)	101,487

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA–		1,037,080
1,100	5.625%, 10/01/11	No Opt. Call	AA–		1,163,173

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B, 6.500%, 2/15/12	No Opt. Call	BBB+		1,317,238

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
$450	5.000%, 2/15/12	No Opt. Call	BBB+	$462,704
400	5.000%, 2/15/13	No Opt. Call	BBB+	413,176
350	5.000%, 2/15/14	No Opt. Call	BBB+	360,115
500	5.000%, 2/15/15	No Opt. Call	BBB+	510,110

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
4,000	5.000%, 8/15/14	No Opt. Call	BBB+	3,867,720
1,300	5.250%, 8/15/18	8/16 at 100.00	BBB+	1,220,609

245	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13	No Opt. Call	BBB+	240,247

2,230	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1999C, 4.800%, 9/01/12	4/11 at 100.00	AA	2,256,381

2,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	2,200,580
28,495	Total Wisconsin			30,179,868
$1,258,790	Total Long-Term Investments (cost $1,307,642,355) – 93.4%			1,330,633,937
	Short-Term Investments – 5.3%

	California – 0.2%

3,335	Los Angeles Unified School District, California, Certificates of Participation, Administration Building Project III, Variable Rate Demand Obligations, Refunding Series 2008B, 0.300%, 10/01/31 (5)	9/09 at 100.00	A-1	3,335,000
	Connecticut – 0.3%

4,535	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 0.280%, 7/01/37 (5)	11/09 at 100.00	VMIG-1	4,535,000
	Illinois – 0.4%

6,100	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Variable Rate Demand Obligations, Series 2005B, 0.310%, 5/15/35 (5)	10/09 at 100.00	A-1+	6,100,000
	Maryland – 0.8%

6,605	Maryland Health and Higher Educational Facilities Authority, Variable Rate Demand Revenue Bonds, Goucher College, Series 2007, 0.370%, 7/01/37 (5)	10/09 at 100.00	A-1	6,605,000

4,500	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Variable Rate Demand Obligations, Series 2008, Trust R-11436, 0.410%, 7/01/34 – FSA Insured (5)	7/17 at 100.00	A-1	4,500,000
11,105	Total Maryland			11,105,000
	Massachusetts – 0.3%

4,985	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust DCL-018, 1.250%, 1/01/26 (5)	No Opt. Call	A-1	4,985,000
	Michigan – 0.4%

5,215	Lakewood Public Schools, Ionia County, Michigan, General Obligation Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2624Z, 0.300%, 5/01/15 – FSA Insured (5)	No Opt. Call	VMIG-1	5,215,000
	New Jersey – 0.5%

4,990	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2451, 1.250%, 5/01/24 – FSA Insured (5)	No Opt. Call	A-1	4,990,000

2,075	New Jersey Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2008-3034X, 0.610%, 5/01/27 – FSA Insured (5)	No Opt. Call	VMIG-1	2,075,000
7,065	Total New Jersey			7,065,000

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 0.4%

$5,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1287, 0.360%, 12/01/34 (5)	12/15 at 100.00	A-1+	$5,000,000
	Oregon – 0.4%

5,880	Eugene, Oregon, Electric Utility Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 0.460%, 8/01/22 – FSA Insured (5)	8/13 at 100.00	A-1	5,880,000
	South Carolina – 1.0%

13,465	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Variable Rate Demand Obligations, Series 2000, Trust 116, 0.300%, 10/01/27 – MBIA Insured (5)	10/09 at 101.00	A-1+	13,465,000
	Virginia – 0.6%

4,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2917, 0.380%, 10/01/28 (5)	10/18 at 100.00	A-1	4,000,000

4,875	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, The Woodberry Forest School, Variable Rate Demand Obligations, Series 2007, 0.600%, 10/01/37 (5)	10/09 at 100.00	VMIG-1	4,875,000
8,875	Total Virginia			8,875,000
$75,560	Total Short-Term Investments (cost $75,560,000)			75,560,000
	Total Investments (cost $1,383,202,355) – 98.7%			1,406,193,937
	Other Assets Less Liabilities – 1.3%			18,327,691
	Net Assets – 100%			$1,424,521,628

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,330,633,937	$—	$1,330,633,937
Short-Term Investments	—	75,560,000	—	75,560,000
Total	$—	$1,406,193,937	$—	$1,406,193,937

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2009

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $1,382,847,513.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$40,321,430
Depreciation	(16,975,006)
Net unrealized appreciation (depreciation) of investments	$23,346,424

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

52	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	National – 0.2%

$4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	Aaa	$4,079,160

594	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put 12/01/09) (Alternative Minimum Tax)	8/09 at 102.00	N/R	561,770

1,554	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put 7/01/10) (Alternative Minimum Tax)	8/09 at 100.00	N/R	1,297,401
6,148	Total National			5,938,331
	Alabama – 2.4%

3,385	Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, Drivers 1954, 12.238%, 4/01/38 (Alternative Minimum Tax) (IF)	4/16 at 100.00	Aaa	2,608,960

16,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	10,830,880

25,450	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	19,693,465

8,050	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	B	5,831,823

4,315	Courtland Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Company, Refunding Series 2006A, 5.000%, 8/01/27 (Alternative Minimum Tax)	8/11 at 100.00	BBB	3,185,247

2,500	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	2,002,275

5,025	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	3,887,340

2,400	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.500%, 1/01/21 – FSA Insured	1/14 at 100.00	AAA	2,147,136

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	Baa2	1,253,326
3,025	4.750%, 3/01/36	3/16 at 100.00	Baa2	2,054,278

8,600	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)	5/12 at 100.00	BBB	6,740,078

900	Prattville Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Co. Projects, Series 2006A, 4.550%, 12/01/26	12/11 at 100.00	BBB	719,019

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/11 (4)	No Opt. Call	N/R	7,297
2,365	8.125%, 1/01/21 (4)	1/11 at 102.00	N/R	1,725,741
1,420	8.250%, 1/01/31 (4)	1/11 at 102.00	N/R	1,036,174

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R	1,919,111

1,500	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2000B, 6.700%, 3/01/24	3/10 at 101.00	BBB	1,417,230

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	1,521,960
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R	8,968,959
104,255	Total Alabama			77,550,299

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alaska – 0.1%

$1,000	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2009, 5.750%, 9/01/33	9/18 at 100.00	A+		$1,029,150

500	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	N/R		353,865

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
2,000	5.000%, 6/01/32	6/14 at 100.00	Baa3		1,312,440
50	5.000%, 6/01/46	6/14 at 100.00	Baa3		27,354
3,550	Total Alaska				2,722,809
	Arizona – 2.7%

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health System, Tender Option Bond Trust 2008-1097:
2,590	12.388%, 1/01/31 (IF)	1/18 at 100.00	A+		2,440,402
315	12.140%, 1/01/35 (IF)	1/18 at 100.00	A+		245,183
740	11.719%, 1/01/35 (IF)	1/18 at 100.00	A+		575,986
185	11.719%, 1/01/35 (IF)	1/18 at 100.00	A+		143,997
4,355	10.864%, 1/01/35 (IF)	1/18 at 100.00	A+		3,389,758

40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3	(5)	40,616

725	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		653,116

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		1,172,248
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		978,194
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,395,292
345	4.750%, 12/01/29	12/15 at 100.00	BBB		281,748
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB		1,514,348
200	5.000%, 12/01/35	12/15 at 100.00	BBB		166,548

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11) (Alternative Minimum Tax)	12/09 at 100.00	N/R		19,544,200

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	CC		4,933,622

1,820	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/20 at 100.00	N/R		1,615,214

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/15)	4/15 at 100.00	N/R	(5)	1,344,984

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		274,121

4,790	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Tender Option Bond Trust 3525, 17.306%, 7/01/39 (IF)	7/19 at 100.00	AAA		4,878,615

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
240	6.375%, 11/01/13	11/11 at 103.00	N/R		233,378
790	7.250%, 11/01/23	11/11 at 103.00	N/R		700,240
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,459,092

2,430	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		1,647,759

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–		403,937

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
$450	6.000%, 6/01/16	No Opt. Call	N/R	$407,327
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R	965,266
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R	2,169,870

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB	184,378
475	6.000%, 6/01/36	6/16 at 100.00	BB	302,566

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 15.876%, 9/01/39 (IF)	3/18 at 100.00	AA	2,642,997

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A	53,212
80	5.250%, 12/01/28	No Opt. Call	A	67,277
8,120	5.500%, 12/01/29	No Opt. Call	A	7,013,406
5,000	5.000%, 12/01/32	No Opt. Call	A	3,954,050
6,915	5.000%, 12/01/37	No Opt. Call	A	5,288,799

3,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	N/R	2,606,836

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–	1,293,149
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–	765,165

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	90,309
499	5.400%, 7/01/15	No Opt. Call	N/R	428,077
700	5.500%, 7/01/16	No Opt. Call	N/R	585,816
3,947	5.750%, 7/01/22	7/16 at 100.00	N/R	2,824,828
5,904	6.000%, 7/01/30	7/16 at 100.00	N/R	3,738,413

1,520	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	12/09 at 100.00	N/R	1,175,097
103,805	Total Arizona			86,589,436
	Arkansas – 0.2%

55	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2	43,568

11,025	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/09 at 100.00	B2	7,984,746
11,080	Total Arkansas			8,028,314
	California – 10.6%

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R	1,369,520
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R	2,225,196

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	156,075

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009, Trust 2985-1:
1,085	17.124%, 4/01/31 (IF)	4/17 at 100.00	AA	1,071,872
1,250	17.180%, 4/01/34 (IF)	4/18 at 100.00	AA	1,166,200
2,445	17.174%, 4/01/34 (IF)	4/18 at 100.00	AA	2,281,087
325	17.055%, 4/01/34 (IF)	4/18 at 100.00	AA	303,433

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$2,185	17.180%, 4/01/39 (IF)	4/18 at 100.00	AA	$1,934,512
500	17.180%, 4/01/39 (IF)	4/18 at 100.00	AA	442,680
1,250	17.180%, 4/01/39 (IF)	4/18 at 100.00	AA	1,106,700
2,325	17.154%, 4/01/39 (IF)	4/18 at 100.00	AA	2,058,462
1,250	19.175%, 4/01/43 (IF)	4/18 at 100.00	AA	1,342,025
1,000	17.679%, 4/01/47 (IF)	4/18 at 100.00	AA	877,240
1,250	17.380%, 4/01/47 (IF)	4/18 at 100.00	AA	1,096,550

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	884,163

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,221,894
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,491,581

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	1,364,832
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	1,732,199
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	1,798,500

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
960	5.350%, 9/01/28	9/15 at 102.00	N/R	760,694
1,435	5.400%, 9/01/35	9/15 at 102.00	N/R	1,066,894

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	683,786
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	1,559,860

685	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.000%, 9/01/27	9/09 at 102.50	N/R	487,446

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	2,411,422

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	BBB	3,870,790

4,955	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3526, 17.307%, 10/01/39 (IF)	10/18 at 100.00	AA+	5,040,523

1,600	California Enterprise Development Authority, Sewer Facilities Revenue, Anheuser-Busch Project, Senior Lien Series 2007, 5.300%, 9/01/47 (Alternative Minimum Tax)	9/12 at 100.00	BBB+	1,245,616

4,700	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/09 at 100.00	CCC	3,692,414

5,400	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1022, 8.491%, 2/01/30 (Alternative Minimum Tax) (IF)	2/17 at 100.00	AA–	3,141,882

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	1,898,598

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	No Opt. Call	N/R	843,990
1,000	7.000%, 10/01/39	No Opt. Call	N/R	818,060

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.000%, 2/01/21	2/17 at 100.00	Baa2	870,270

1,980	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum Tax)	9/09 at 100.00	Baa3	1,980,673

9,000	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	10/09 at 100.00	BBB	9,003,240

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	$25,917,010

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.074%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	2,388,512

3,080	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	2,699,620

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
425	9.125%, 6/01/13	No Opt. Call	N/R	417,754
1,000	5.625%, 6/01/33	6/17 at 102.00	N/R	669,800

615	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/11 at 100.00	N/R	467,295

495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	9/09 at 103.00	N/R	372,413

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
600	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	A	454,530
5,390	5.000%, 8/15/47	8/17 at 100.00	BBB+	3,521,341

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,215	5.250%, 7/01/30	7/15 at 100.00	BBB	957,505
590	5.250%, 7/01/35	7/15 at 100.00	BBB	446,801

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,543,229

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	1,817,344
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	900,731
800	5.000%, 11/01/29	11/16 at 100.00	N/R	517,288

3,640	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Trust 2635, 17.164%, 4/01/31 – BHAC Insured (IF)	4/17 at 100.00	AAA	3,768,274

620	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	649,369

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	2,747,399

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3046:
4,500	11.274%, 11/15/42 (IF)	11/16 at 100.00	Aa3	1,978,965
4,900	11.272%, 11/15/43 (IF)	11/15 at 100.00	Aa3	3,127,082
5,550	12.104%, 11/15/46 (IF)	11/16 at 100.00	Aa3	2,962,979
7,865	12.101%, 11/15/48 (IF)	5/18 at 100.00	Aa3	5,870,593

9,795	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 12.832%, 11/15/48 (IF)	5/18 at 100.00	Aa3	7,311,184

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	826,927

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured	10/17 at 100.00	A–	2,865,404

105	Chawanakee Unified School District, Madera County, California, Certificates of Participation, Series 2009B, 6.875%, 5/01/29	10/09 at 100.00	A–	105,059

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
$1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	$715,430
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	3,527,168
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,263,460

4,500	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A, 5.050%, 9/01/34	9/15 at 100.00	N/R	2,958,255

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/09 at 102.00	N/R	278,128

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
1,500	5.200%, 9/01/27	9/15 at 102.00	N/R	648,165
2,800	5.250%, 9/01/37	9/15 at 102.00	N/R	1,083,712

2,610	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	1,780,934

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,835	5.000%, 6/01/33	6/17 at 100.00	BBB	2,427,287
23,840	5.750%, 6/01/47	6/17 at 100.00	BBB	14,307,576
4,000	5.125%, 6/01/47	6/17 at 100.00	BBB	2,162,960

31,935	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A–	25,752,384

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	375,102

120	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/09 at 103.00	N/R	116,669

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
640	6.000%, 5/15/34	5/14 at 100.00	N/R	523,642
790	6.125%, 5/15/38	5/14 at 100.00	N/R	643,186
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,102,025

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	2,659,476

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	791,477

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,050	5.100%, 9/01/30	9/15 at 102.00	N/R	1,396,440
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	2,479,174

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
630	5.050%, 9/01/26	9/16 at 100.00	N/R	453,606
1,830	5.125%, 9/01/36	9/16 at 100.00	N/R	1,173,396

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,024,125

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	910,920

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/09 at 103.00	N/R	2,202,630
3,750	5.150%, 9/01/36	9/09 at 103.00	N/R	2,465,063

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
$1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	$836,201
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	811,318

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	656,410
4,660	5.250%, 9/01/37	9/14 at 100.00	N/R	2,985,848

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	728,581
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	747,219

4,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	3,003,255

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	1,646,500

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	2,925,437

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	440,792

2,460	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/21	12/15 at 100.00	BBB	1,983,252

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 19.725%, 6/01/34 (IF)	6/19 at 100.00	AA	3,060,350

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	469,394
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	675,820

5	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	3,994

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	937,679
1,245	5.300%, 9/01/36	9/09 at 103.00	N/R	826,232

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,820	5.250%, 9/01/26	9/16 at 100.00	N/R	1,286,103
5,335	5.300%, 9/01/38	9/16 at 100.00	N/R	3,325,252

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	158,842

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	407,548

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	718,716
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	843,270

850	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	786,412

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	278,940
550	5.450%, 9/01/38	9/16 at 100.00	N/R	377,559

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,141,803

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.380%, 8/01/37 –FSA Insured (IF)	8/17 at 100.00	AAA		$4,186,200

570	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/09 at 102.50	N/R		374,581

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R		806,753
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R		1,467,947

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R		381,909
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R		1,071,540
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R		712,005

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R		920,993

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R		1,601,400

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–		1,009,232

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–		959,856

3,575	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.875%, 11/01/30 – FGIC Insured	5/10 at 100.00	A1		3,370,081

30	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.875%, 11/01/30 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	A1	(5)	31,062

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa3		742,470
1,750	5.000%, 12/15/33	12/12 at 100.00	Baa3		1,188,513

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R		1,496,594

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.187%, 8/01/30 – AGC Insured (IF)	8/15 at 100.00	AAA		2,818,834

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R		1,456,500
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R		984,840

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R		742,700
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R		1,355,300

3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R		2,078,125

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/14 at 103.00	N/R		185,739
645	5.100%, 9/01/20	9/16 at 100.00	N/R		486,259
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R		1,598,541
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R		1,933,893

4,175	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R		2,499,364

460	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R		300,233

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.396%, 8/01/39 (IF)	8/19 at 100.00	AA–	$3,018,589

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	267,754
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	413,378

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	596,412

5,110	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.078%, 9/01/38 – MBIA Insured (IF)	9/17 at 100.00	AAA	4,679,942

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	853,883
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	717,906
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	1,508,882

6,125	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/10 at 100.00	N/R	4,411,654

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	1,684,125

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	601,875

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	N/R	1,540,000

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	2,515,640
500	5.500%, 6/01/45	6/15 at 100.00	BBB	288,865

4,046	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	3,371,734

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	986,670

2,640	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	2,610,274

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	889,339
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	2,724,182

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	5,219,100

1,200	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2007A, 5.250%, 8/01/09	No Opt. Call	N/R	1,200,000

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	2,764,593

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	565,860
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	1,940,960

700	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	505,407

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R		$3,098,790

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R		1,848,696
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R		4,491,479
497,266	Total California				342,967,857
	Colorado – 7.1%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R		1,988,730
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R		3,175,168

19,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		12,293,438

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R		2,801,190

4,250	Arkansas River Power Authority, Colorado, Power Improvement Bonds, Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB		3,740,595

2,625	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R		2,606,914

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R		1,250,220

920	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		708,188

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		810,711

5	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		4,412

270	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R	(5)	308,559

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,500	6.000%, 12/01/25	12/15 at 100.00	N/R		1,745,075
4,000	6.125%, 12/01/35	12/15 at 100.00	N/R		2,551,480

6,480	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		4,948,582

1,170	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R		781,303

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar Chavez Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		2,603,698

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R		375,380

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
225	6.125%, 7/01/12	10/09 at 102.00	N/R		223,128
1,460	6.500%, 7/01/24	10/09 at 102.00	N/R		1,240,124

750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – Platte River Academy, Series 2002A, 7.250%, 3/01/32 (Pre-refunded 3/01/10)	3/10 at 100.00	AAA		780,165

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
$430	6.750%, 3/01/14	No Opt. Call	N/R	$421,787
730	7.250%, 3/01/24	3/14 at 100.00	N/R	651,664
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,317,921

460	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	528,140

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A:
1,215	6.750%, 8/01/28	8/18 at 100.00	N/R	1,001,525
2,860	7.000%, 8/01/38	8/18 at 100.00	N/R	2,284,854

3,570	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	3,674,315

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,800	5.500%, 2/15/26	2/16 at 101.00	N/R	2,042,292
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	1,579,937

960	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	730,445

4,925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33 (4)	10/13 at 100.00	N/R	1,778,861

800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB+	530,000

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BBB–	469,335
810	7.125%, 11/01/28	11/13 at 100.00	BBB–	743,653

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006, 5.500%, 5/01/36	5/16 at 102.00	N/R	2,590,017

23,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, National Jewish Federation Board, Series 2007-E1, 5.600%, 9/15/37	No Opt. Call	N/R	16,294,350

3,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,267,220

1,000	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	No Opt. Call	N/R	781,780

10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	7,153,600

11,220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1033, 10.314%, 9/01/40 (IF)	9/16 at 100.00	AA	7,505,956

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1088:
8,430	13.514%, 9/01/41 (IF)	9/16 at 100.00	AA	6,216,113
2,185	12.888%, 9/01/41 (IF)	9/16 at 100.00	AA	1,611,175

6,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-1, Trust 1090, 13.946%, 10/01/41 – FSA Insured (IF)	4/18 at 100.00	AAA	5,908,644

1,265	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,052,720

2,755	Colorado Housing Finance Authority, Multifamily Housing Revenue Senior Bonds, Reserve at Northglenn Project, Series 2000-A1, Pass Through Certificates, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/10 at 100.00	N/R	2,320,371

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
$1,000	5.400%, 12/01/27	12/17 at 100.00	N/R		$658,110
2,000	5.450%, 12/01/34	12/17 at 100.00	N/R		1,219,960

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R		1,898,910
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R		2,236,362

4,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R		2,338,323

2,345	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2006, 5.250%, 12/01/23 – SYNCORA GTY Insured	11/16 at 100.00	BBB–		2,030,723

355	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		247,854

3,665	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		2,094,218

3,467	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		2,182,754

4,800	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		3,237,840

2,000	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 0.000%, 12/15/26	No Opt. Call	N/R		1,246,020

13,250	Fort Collins, Colorado, Pollution Control Revenue Bonds, Anheuser Busch Project, 4.700%, 9/01/40 (UB)	3/12 at 100.00	BBB+		10,370,643

6,960	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		4,210,661

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		469,359

1,560	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		985,951

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R		615,890
1,695	0.000%, 12/01/37	12/16 at 100.00	N/R		1,536,043

3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	No Opt. Call	N/R		1,995,219

2,330	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		1,633,400

1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		1,013,139

735	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(5)	930,223

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		1,703,294

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–		2,923,025

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R		597,420
2,800	5.625%, 12/01/37	12/16 at 100.00	N/R		1,488,032

3,150	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/37	12/17 at 100.00	N/R		1,697,441

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	$2,536,500

1,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	1,516,827

2,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	1,752,400

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
5,465	5.250%, 12/15/21	12/16 at 100.00	N/R	4,119,189
6,180	5.400%, 12/15/31	12/16 at 100.00	N/R	4,045,799

8,785	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A	8,505,022

2,500	Reata North Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.500%, 12/01/32	12/17 at 100.00	N/R	1,481,900

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,112,239

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,086,724

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	786,101

500	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004, 6.750%, 12/01/33	12/13 at 100.00	N/R	453,880

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
540	5.100%, 12/01/26	12/16 at 100.00	N/R	423,058
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R	724,770

11,567	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R	9,341,947

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	755,264

1,500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	A3	1,324,575

9,500	Valagua Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	7,448,190

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,364	6.000%, 12/01/25	12/15 at 100.00	N/R	1,650,143
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	3,154,905
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	5,321,680

4,100	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	3,160,198

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	359,135
893	6.375%, 12/01/35	12/15 at 100.00	N/R	590,121
316,652	Total Colorado			229,605,116
	Connecticut – 0.3%

5,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	5,303,445

235	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/15 (Alternative Minimum Tax)	10/09 at 100.00	BBB	230,098

1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	B+	484,970

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$8,170	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34	11/17 at 100.00	Baa3	$4,161,226
14,655	Total Connecticut			10,179,739
	District of Columbia – 0.3%

11,850	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	10,069,538
	Florida – 12.3%

8,890	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	4,845,583

1,665	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R	1,005,044

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Hospital Trust 2654:
14,000	3.321%, 12/01/37 – BHAC Insured (IF) (11)	6/17 at 100.00	Aa1	—
16,000	2.800%, 12/01/37 – BHAC Insured (IF) (11)	6/17 at 100.00	AAA	—

3,985	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	2,643,649

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	1,663,312

2,440	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R	1,306,181

5,250	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	3,382,208

2,585	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	5/15 at 101.00	N/R	1,407,662

1,415	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R	834,737

1,970	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,089,095

14,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	9,966,820

19,690	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	13,599,095

1,825	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,144,001

7,275	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	5,290,889

1,805	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	1,146,554

1,235	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	1,080,119

3,875	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,277,299

2,075	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,514,003

1,700	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	1,078,599

2,960	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	1,942,559

2,150	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	2,210,480

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	Ba2	$1,983,960

1,505	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,211,164

3,210	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	1,425,112

1,020	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.100%, 5/01/37	5/17 at 100.00	N/R	557,124

2,365	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	1,690,833

3,450	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	2,221,214

1,500	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.600%, 5/01/39	5/17 at 100.00	N/R	418,935

6,945	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007B, 5.500%, 5/01/17	No Opt. Call	N/R	1,939,739

2,025	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/09 at 100.00	N/R	1,724,348

5,840	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	3,687,259

8,935	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	6,417,921

3,375	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	1,869,649

4,920	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2002, 6.850%, 5/01/33	5/13 at 101.00	N/R	4,411,469

1,495	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	1,353,184

835	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	414,143

2,000	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	1,223,140

3,950	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	8/11 at 100.00	BBB	2,977,392

11,385	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37 (4)	5/16 at 100.00	N/R	5,012,474

1,995	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,264,710

3,840	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Trust 1034, 13.468%, 7/01/26 (Alternative Minimum Tax) (IF)	1/16 at 100.00	AA+	3,306,893

8,450	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	4,087,519

5,600	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/17	No Opt. Call	N/R	3,734,304

2,580	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	5/13 at 101.00	N/R	1,973,287

1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	No Opt. Call	N/R	702,180

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,500	5.000%, 6/01/38	6/16 at 100.00	A–	1,180,935
5,245	5.375%, 6/01/46	6/16 at 100.00	A–	4,236,596

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$7,425	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	$7,242,345

4,500	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.300%, 5/01/39	5/17 at 100.00	N/R	2,519,820

5,600	Heritage park Community Development District, Florida, Special Assessment Revenue Bond, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	4,482,408

4,735	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	2,900,472

2,600	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	1,615,770

4,015	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	2,494,801

540	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.125%, 5/01/24	5/14 at 101.00	N/R	503,701

	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, The Florida Proton Therapy Institute Project, Series 2007:
3,740	6.000%, 9/01/17	No Opt. Call	N/R	3,367,533
6,000	6.250%, 9/01/27	9/17 at 100.00	N/R	4,918,380

5,000	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,779,850

2,855	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	1,896,148

1,140	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	569,248

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	307,712

2,390	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13	No Opt. Call	N/R	1,097,488

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,435	5.250%, 6/15/27	6/17 at 100.00	BB	4,161,579
13,120	5.375%, 6/15/37	6/17 at 100.00	BB	7,698,029

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB)	4/17 at 100.00	A	6,024,324
23,920	5.000%, 4/01/37 (UB)	4/17 at 100.00	A	20,679,318

347	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	217,441

7,500	Madeira Community Development District, Florida, Special Assessment Revenue, Series 2007B, 5.250%, 11/01/14	No Opt. Call	N/R	3,778,200

6,880	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	5,056,662

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14	No Opt. Call	N/R	2,671,550

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	669,208

8,400	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/09 at 100.00	BB+	8,330,280

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	12/09 at 100.00	BB+	309,935

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5,600	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 11.372%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF)	10/18 at 100.00	AAA	$3,883,320

380	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R	284,947

3,515	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	2,469,709

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	820,903

3,730	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	1,985,218

1,280	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	635,328

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16	No Opt. Call	N/R	1,191,761

8,150	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	4,629,771

2,120	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	1,959,622

4,685	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	2,750,845

7,175	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	3,902,770

2,200	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/11 at 101.00	BBB–	1,683,154

1,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	706,040

5,880	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	3,524,707

895	Palm River Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.375%, 5/01/36 (13)	5/17 at 100.00	N/R	400,871

9,120	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	5,514,864

2,885	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	1,452,973

	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007:
890	5.875%, 5/01/22	5/17 at 100.00	N/R	718,728
675	6.000%, 5/01/37	5/17 at 100.00	N/R	484,859

1,200	Portofino Springs Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	553,260

2,700	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,034,099

4,790	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	2,942,018

5,050	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	3,303,054

1,965	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	1,019,658

10,880	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	4,770,010

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,900	Ridgewood Trails Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.650%, 5/01/38	5/17 at 100.00	N/R	$1,535,463

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A:
690	5.125%, 11/01/13	No Opt. Call	N/R	490,721
7,480	5.450%, 5/01/37	5/16 at 100.00	N/R	4,686,818

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,720	5.625%, 7/01/27	7/17 at 100.00	N/R	3,301,640
2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	1,508,031
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	1,687,963

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	5,375,300

800	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Tender Option Bond Trust 1122, 10.912%, 5/01/36 (IF)	5/18 at 100.00	AA–	652,800

2,335	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,106,707

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida, Series 2008, Trust 08-1030:
2,485	13.145%, 8/15/24 (IF)	8/17 at 100.00	AA–	2,533,955
4,475	13.157%, 8/15/25 (IF)	8/17 at 100.00	AA–	4,504,222

14,975	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, tender Option Bond Trust 1117, 8.321%, 8/15/33 (IF)	8/17 at 100.00	AA–	10,983,414

4,000	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1122, 10.912%, 5/01/36 (IF)	5/18 at 100.00	AA–	3,264,000

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
6,250	15.264%, 8/15/29 (IF)	8/17 at 100.00	AA–	3,967,000
335	16.718%, 8/15/37 (IF)	8/17 at 100.00	AA–	218,454
495	16.737%, 8/15/42 (IF)	8/17 at 100.00	AA–	293,080

7,385	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	4,113,002

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	1,647,053
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	5,454,960

44,920	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	25,798,904

14,620	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	10,038,238

10,500	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38	5/16 at 100.00	N/R	5,175,345

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12	No Opt. Call	N/R	1,036,078
1,000	5.350%, 5/01/17	No Opt. Call	N/R	659,360
1,500	5.550%, 5/01/39	5/17 at 100.00	N/R	834,075

3,165	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	1,917,705

4,600	Waterstone Community Development District, Florida, Capitol Improvement Revenue Bonds, Series 2007B, 5.500%, 5/01/18 (4)	No Opt. Call	N/R	2,331,372

2,520	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	1,227,114

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
$1,415	6.000%, 5/01/23	5/13 at 101.00	N/R	$1,019,621
27,400	6.125%, 5/01/35	5/13 at 101.00	N/R	17,489,968
636,142	Total Florida			397,220,427
	Georgia – 1.5%

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,135,138
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	1,596,180

1,050	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	804,458

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	1,834,015

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/10 at 100.00	BB+	238,360
595	5.400%, 12/01/15	12/10 at 100.00	BB+	553,053
890	5.250%, 12/01/22	12/10 at 100.00	BB+	683,876
95	5.375%, 12/01/28	12/09 at 101.00	BB+	65,895

6,225	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	9/09 at 101.00	B2	4,507,523

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BBB	3,036,928
3,310	5.000%, 12/01/26	12/14 at 100.00	BBB	2,597,820

3,570	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)	7/10 at 100.00	B	2,907,015

6,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	5,527,508

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
3,300	5.000%, 7/01/27	7/17 at 100.00	N/R	2,369,499
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	5,052,800
19,900	5.125%, 7/01/42	7/17 at 100.00	N/R	12,191,337

1,420	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,284,816

1,000	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	521,290

750	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/17	No Opt. Call	A	687,555

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	818,420
66,975	Total Georgia			48,413,486
	Guam – 0.1%

4,380	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	4,393,666
	Hawaii – 0.6%

18,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific Academy Project, Series 2007, 6.375%, 3/01/34	No Opt. Call	N/R	12,101,220

4,310	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	2,866,581

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$5,275	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	11/09 at 100.00	B	$3,350,575
27,585	Total Hawaii			18,318,376
	Idaho – 0.4%

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	799,760

5,930	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	3,731,749

8,550	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	BBB–	6,412,244

1,675	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB	1,556,209
17,155	Total Idaho			12,499,962
	Illinois – 9.6%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	4,081,215

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	2,818,600

3,970	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	2,765,462

4,000	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	3,082,840

940	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	BBB–	811,746

5,710	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	4,705,725

7,265	Chicago, Illinois, Multifamily Housing Revenue Bonds, Drexel Preservation Project, GNMA/FHA Guaranteed, 5.270%, 6/20/48 (Alternative Minimum Tax) (UB)	12/17 at 102.00	AAA	6,834,041

1,040	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/10 at 100.00	N/R	1,039,948

2,500	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	1,439,750

1,500	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006, 5.850%, 5/01/26	5/14 at 102.00	N/R	749,820

5,000	Gilberts, Illinois. Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16	No Opt. Call	N/R	2,769,000

3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	2,937,948

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	Baa3	782,590

8,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	12/09 at 100.00	BBB–	7,263,600

1,750	Illinois Finance Authority Revenue Bonds, Series 2009 (Northwestern Memorial Hospital), 6.000%, 8/15/39	8/14 at 100.00	AA+	1,788,010

4,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB	3,142,935

12,375	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2009, Trust 3302, 17.138%, 12/01/42 (IF)	12/15 at 100.00	AAA	12,504,938

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	$3,108,911

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2008-1098:
2,220	12.094%, 8/15/33 – AGC Insured (IF)	8/18 at 100.00	AAA	1,998,244
2,405	11.826%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	1,932,033
3,700	11.826%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	2,972,358

1,000	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	690,620

4,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	3,679,785

5,100	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	N/R	3,429,546

3,750	Illinois Finance Authority, Revenue Bonds, Illinois Instittue of Technology, Refunding Series 2006A, 5.000%, 4/01/31	4/16 at 100.00	Baa2	2,958,038

3,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	N/R	2,974,260

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,400	5.000%, 8/15/26	8/16 at 100.00	N/R	4,258,496
7,400	5.100%, 8/15/31	8/16 at 100.00	N/R	4,659,262

15,645	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	11,833,878

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500	5.250%, 5/15/15	No Opt. Call	N/R	460,015
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,113,636
350	5.400%, 5/15/38	5/12 at 100.00	N/R	229,124

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	1,711,938

9,045	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	7,149,620

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	8,181,387

10,655	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	8,548,080

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB)	11/18 at 100.00	A–	9,530,239

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB)	5/19 at 100.00	A–	2,582,888

17,810	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 7.250%, 11/01/38 (UB)	5/19 at 100.00	A–	17,953,727

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bond Trust 3089:
300	18.618%, 11/01/29 (IF)	5/19 at 100.00	A–	308,952
815	19.553%, 11/01/39 (IF)	5/19 at 100.00	A–	841,292

26,775	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	20,305,357

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
650	6.875%, 8/15/38	8/19 at 100.00	BBB	626,685
25,000	7.000%, 8/15/44	8/19 at 100.00	BBB	24,331,500

1,995	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	Baa3	1,472,609

5,040	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	No Opt. Call	Baa3	3,994,855

15	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.000%, 5/15/10 (ETM)	No Opt. Call	Aaa	15,507

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

$100		Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.350%, 5/15/15 (Pre-refunded 5/15/10)	5/10 at 101.00	Aaa	$105,559

5,250		Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32 (Pre-refunded 5/15/12)	5/12 at 100.00	Aaa	5,877,848

2,600		Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,185,014

300		Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Pre-refunded 11/01/09) (Alternative Minimum Tax)	11/09 at 100.00	Aaa	304,710

24,000		Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	19,415,280

		Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
4,260		5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	B+	2,849,684
3,000		5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B+	1,874,670
9,425		5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B+	5,633,511

11,891		Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	7/18 at 100.00	N/R	6,753,618

3,381		Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	2,706,524

4,880		Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	3,389,404

5,790		Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,715,154

3,773		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	3,044,207

5,934		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	3,814,138

2,000		Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	1,509,660

3,294		Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	2,443,226

3,750		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	2,482,500

—	(7)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	166

2,900		Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	10/09 at 100.00	N/R	1,876,358

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,935		6.950%, 1/01/21	1/18 at 100.00	N/R	2,543,588
2,000		6.950%, 1/01/25	1/18 at 100.00	N/R	1,664,960

4,491		Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	2,686,022

2,467		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,573,354

945		Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	657,786

3,335		Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	2,687,977

3,142		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,547,031

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,400	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	$1,072,392

7,450	Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	5,332,710

3,780	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	2,467,017

3,714	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	2,276,051
391,627	Total Illinois			309,861,129
	Indiana – 1.9%

1,965	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	1,885,496

1,500	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B+	927,495

1,735	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa3	1,311,712

4,560	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 15.591%, 10/15/19 (IF)	No Opt. Call	Aa3	4,291,598

	Indiana Health and Educational Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2009, Trust 3301:
1,230	14.121%, 11/15/36 (IF)	11/16 at 100.00	Aa1	1,131,108
7,010	13.894%, 11/15/39 (IF)	11/16 at 100.00	Aa1	6,395,714

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB	1,887,280

4,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	3,489,760

1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 – AMBAC Insured	5/15 at 100.00	A	775,510

1,130	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (6)	12/09 at 100.00	B2	811,363

1,350	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (6)	4/11 at 100.00	B2	955,962

305	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (6)	4/10 at 101.00	B2	247,071

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	BBB	1,609,300

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	A3	850,653

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+	1,354,778

3,702	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R	2,051,574

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BBB–	2,567,397
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB–	1,874,250

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	1,825,694

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	5/11 at 100.00	N/R	190,571

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
$2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	$1,444,660
14,000	5.750%, 9/01/42	9/17 at 100.00	N/R	9,983,540
15,500	5.800%, 9/01/47	9/17 at 100.00	N/R	10,968,575

4,805	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	4,383,121
79,932	Total Indiana			63,214,182
	Iowa – 0.7%

12,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	9,178,200

6,025	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2007, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	5,204,455

	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A:
350	5.450%, 11/01/26	11/13 at 101.00	N/R	251,675
1,000	5.550%, 11/01/41	11/13 at 100.00	N/R	642,160

11,055	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	6/15 at 100.00	BBB	6,612,659

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	1,732,748
32,680	Total Iowa			23,621,897
	Kansas – 0.3%

5,650	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,034,778

250	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	172,400

1,000	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	700,760

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	745,370
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	2,513,754

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	1,401,640

2,470	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax) (4)	6/11 at 102.00	N/R	990,272
17,940	Total Kansas			10,558,974
	Kentucky – 0.9%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/10 at 100.00	BB–	468,030
2,000	5.850%, 10/01/17	10/09 at 101.00	BB–	1,622,300
6,390	5.875%, 10/01/22	10/09 at 101.00	BB–	4,783,874

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AAA	1,038,070

	Louisville & Jefferson County Metropolitan Government, Kentucky, Revenue Bonds, Farmdale Adult Citizens Towers Inc., Series 2006A:
1,605	5.500%, 12/01/21	12/13 at 100.00	N/R	1,289,008
1,550	5.625%, 12/01/31	12/13 at 100.00	N/R	1,088,953

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa2	$956,440

16,975	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (8)	2/18 at 100.00	A	17,014,043

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	1,802,852
33,210	Total Kentucky			30,063,570
	Louisiana – 3.5%

1,000	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	BB+	984,970

1,940	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	10/09 at 100.00	N/R	1,420,623

13,220	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	10/09 at 100.00	N/R	9,504,916

1,395	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	11/09 at 100.00	N/R	1,002,977

10,290	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17 (4)	11/09 at 100.00	N/R	5,817,863

100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	85,165

825	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/10 at 100.00	B2	779,774

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (9)	No Opt. Call	D	7,350,000

1,610	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	1,344,318

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17	No Opt. Call	N/R	5,431,691

21,250	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB	17,816,425

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	6,947,184

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17	9/16 at 100.00	N/R	1,589,690

685	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	540,232

14,725	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (8)	No Opt. Call	N/R	14,294,883

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	7,838,040

5,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	4,088,942

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$1,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007A, 7.000%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	$743,033

6,250	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	A3	5,072,563

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation, Series 2007B, 5.500%, 5/15/47	5/17 at 100.00	A3	1,644,760

2,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	1,251,640

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
830	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	749,897
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	714,120

9,755	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/11 at 100.00	N/R	9,315,245

8,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	6,420,080

60	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	11/09 at 100.00	BBB	59,653

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R	1,392,412
151,413	Total Louisiana			114,201,096
	Maryland – 1.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,615	5.250%, 9/01/20 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	1,319,778
750	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	488,040

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	347,495

9,850	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	6,565,321

1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/33	4/17 at 100.00	N/R	639,900

5,455	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849, 10.325%, 7/01/37 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2	3,958,093

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	6,384,237

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
1,875	8.588%, 9/01/42 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2	1,450,125
3,730	8.692%, 3/01/48 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2	2,884,782

7,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	3,657,010

3,505	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	10/09 at 100.00	N/R	3,160,459

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18	1/17 at 100.00	N/R	506,325
6,260	5.500%, 7/01/38	1/17 at 100.00	N/R	3,143,584

4,345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.300%, 1/01/37	1/17 at 100.00	N/R	2,581,365

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
$605	5.375%, 7/01/14	1/10 at 100.00	B3	$530,404
9,435	5.300%, 7/01/24	1/10 at 100.00	B3	5,978,771
64,010	Total Maryland			43,595,689
	Massachusetts – 1.1%

12,405	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	B3	8,262,971

4,130	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	2,857,754

705	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	661,241

2,360	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	2,060,610

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/09 at 101.00	BBB	785,079

680	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB	651,902

3,500	Massachusetts Development Finance Agency, RevenuE Bonds, The Sabis International Charter School Issue, Series 2009, 8.000%, 4/15/39	10/19 at 100.00	BBB	3,681,265

3,800	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.500%, 1/15/38	1/18 at 100.00	N/R	2,766,438

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
245	5.700%, 7/01/15	1/11 at 100.00	BBB	235,658
1,515	5.625%, 7/01/20	1/11 at 100.00	BBB	1,376,559
230	5.750%, 7/01/28	1/11 at 100.00	BBB	193,626

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
135	6.500%, 7/01/12	No Opt. Call	BBB	139,899
430	6.250%, 7/01/22	7/12 at 101.00	BBB	404,755

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	1,310,560

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	1,838,100

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB	640,764

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB	1,917,399
7,050	6.375%, 7/01/34	7/14 at 100.00	BB	5,192,396
46,350	Total Massachusetts			34,976,976
	Michigan – 4.1%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
1,750	6.000%, 11/01/28	11/18 at 100.00	BBB–	1,350,248
2,000	6.000%, 11/01/37	11/18 at 100.00	BBB–	1,432,580

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	$745,028

2,130	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	11/09 at 100.00	BB+	2,009,314

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,248,228

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,545	5.000%, 11/01/26	11/16 at 100.00	BB+	1,647,455
1,500	5.250%, 11/01/31	11/16 at 100.00	BB+	929,580
2,840	5.250%, 11/01/36	11/16 at 100.00	BB+	1,678,412

1,185	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	10/09 at 100.00	N/R	941,210

855	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	10/09 at 100.00	N/R	761,266

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	838,284
500	5.750%, 11/01/30	11/15 at 100.00	BB	327,225
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	1,510,678

8,315	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/09 at 101.00	B–	3,853,254

500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB	490,430

1,110	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	609,501

2,000	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	1,380,840

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
7,825	4.875%, 8/15/27	8/17 at 100.00	N/R	4,353,752
4,850	5.000%, 8/15/38	8/17 at 100.00	N/R	2,474,858

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	829,330
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,136,790

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BB+	145,089
3,500	6.250%, 7/01/40	7/15 at 100.00	BB+	2,543,520

7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – FSA Insured (Alternative Minimum Tax) (UB)	7/15 at 100.00	AAA	7,247,485

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,100	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,098,768
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	2,667,449
10,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	9,081,968

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
600	7.250%, 10/01/11	10/09 at 102.00	Ba1	602,346
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	681,315

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R	789,889

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
$855	6.000%, 2/01/16	No Opt. Call	BB+		$757,923
1,055	6.375%, 2/01/26	2/16 at 100.00	BB+		785,817
2,855	6.500%, 2/01/36	2/16 at 100.00	BB+		1,964,868

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–		616,650

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
770	5.125%, 8/15/18	8/09 at 100.00	BB–		612,797
2,645	5.250%, 8/15/23	8/09 at 100.00	Ba3		1,801,880
5,170	5.250%, 8/15/28	8/09 at 100.00	BB–		3,232,801

19,570	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	8/09 at 100.00	BB–		13,632,462

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
690	6.625%, 1/01/16	1/10 at 100.00	BB		626,127
555	6.700%, 1/01/26	10/09 at 100.00	BB		412,010

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
240	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	BBB	(5)	279,024
680	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	BBB	(5)	790,568

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R		7,878,254

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R		1,635,548
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R		7,538,944

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
90	6.375%, 8/15/09	No Opt. Call	BB–		90,026
2,460	6.250%, 8/15/13	8/09 at 100.00	BB–		2,421,722
8,360	6.500%, 8/15/18	8/09 at 100.00	BB–		7,379,539

305	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	10/09 at 100.00	CCC–		205,726

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	Baa3		2,356,068

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V:
2,000	8.000%, 9/01/29	9/18 at 100.00	A1		2,266,340
9,000	8.250%, 9/01/39	9/18 at 100.00	A1		10,192,500

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
395	4.750%, 11/01/11	No Opt. Call	BB+		374,417
1,070	5.000%, 11/01/15	No Opt. Call	BB+		909,907
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+		1,271,521
4,795	5.350%, 11/01/25	11/15 at 100.00	BB+		3,200,135
3,685	5.500%, 11/01/30	11/15 at 100.00	BB+		2,305,483
5,900	5.500%, 11/01/35	11/15 at 100.00	BB+		3,500,470
180,060	Total Michigan				134,445,619
	Minnesota – 1.4%

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB–		2,957,728

2,400	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Lease Revenue Bonds (Higher Ground Academy Project) Series 2009, 8.500%, 12/01/38	6/14 at 102.00	N/R		2,405,520

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
$600	5.200%, 2/01/22	2/14 at 100.00	N/R	$453,264
50	5.350%, 2/01/30	2/14 at 100.00	N/R	32,872

	Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
3,000	5.375%, 11/01/26	11/16 at 100.00	BBB–	2,698,650
500	5.375%, 11/01/31	11/16 at 100.00	BBB–	425,930

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,084,513

4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Pease Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	2,589,040

465	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	303,766

100	Sartell, Minnesota, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 6/01/27	6/13 at 100.00	BBB	80,380

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,371,456

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
485	6.625%, 12/01/23	6/14 at 102.00	N/R	431,563
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	1,781,436

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R	310,888
500	6.000%, 9/01/36	9/14 at 102.00	N/R	367,300

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	900,350

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	1,572,237

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	587,503
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	818,619

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
2,195	6.000%, 11/15/25	11/15 at 100.00	BB+	1,883,420
10,500	6.000%, 11/15/35	11/15 at 100.00	BB+	8,118,495

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB	2,268,297
2,800	5.875%, 5/01/30	5/15 at 100.00	BB	2,214,940

8,300	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	6,670,295

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,081,065
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	520,936
54,805	Total Minnesota			43,930,463
	Mississippi – 0.1%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	Ba3	187,860

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$1,361	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	$915,726

4,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2008A, 6.500%, 9/01/32	9/18 at 100.00	BBB	3,653,760
5,661	Total Mississippi			4,757,346
	Missouri – 2.3%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	201,535
600	5.625%, 3/01/25	3/16 at 100.00	N/R	440,244

	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B:
3,000	6.000%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	N/R	2,109,900
5,800	6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	3,726,210

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R	6,963,874
3,165	5.875%, 4/01/30	4/16 at 100.00	N/R	2,290,004

200	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.125%, 8/01/26	8/14 at 100.00	N/R	173,998

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	472,631
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,033,580

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	4,979,035

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,365	5.150%, 6/01/16	6/14 at 102.00	N/R	2,102,083
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	2,264,130

17,000	Lakeside 370 Levee District, Saint Charles County, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	15,086,650

500	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38	4/14 at 100.00	A+	502,755

6,685	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AAA	5,526,222

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	927,829
1,650	5.350%, 6/15/32	6/15 at 103.00	N/R	1,087,895

	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center Headquarters Hotel Project, Series 2000A:
3,950	7.000%, 12/15/15 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	756,070
8,710	6.875%, 12/15/20 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	1,658,384
14,585	7.200%, 12/15/28 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	2,772,025
26,535	7.250%, 12/15/35 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	5,042,446

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	10/09 at 100.00	N/R	982,858

2,318	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/09 at 100.00	N/R	1,478,722

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,654,024

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,445	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	No Opt. Call	N/R	$908,674

1,632	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	916,776

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	1,406,746

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	431,900
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	804,450

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,623,240

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	491,319

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	687,970
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	1,548,375
139,131	Total Missouri			74,052,554
	Montana – 0.7%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B–	6,835,510

17,719	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	14,682,318
27,529	Total Montana			21,517,828
	Nevada – 1.3%

8,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	10/09 at 100.00	BB+	6,909,360

9,745	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	BBB	7,337,595

1,240	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R	979,216

	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D:
25	5.300%, 10/01/11	10/09 at 100.00	BB+	24,442
685	5.450%, 10/01/23	10/09 at 100.00	BB+	612,274

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	Caa2	401,100
1,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2	200,560

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23 (4)	1/10 at 102.00	N/R	10,000
41,800	7.375%, 1/01/40 (4)	1/10 at 102.00	N/R	418,000

1,610	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,067,478

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	857,430

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	5,358,850

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$3,100	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	$2,078,891

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
560	6.000%, 8/01/27	4/15 at 102.00	N/R	369,393
2,790	6.150%, 8/01/37	4/15 at 102.00	N/R	1,684,490

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,567,239

2,500	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.500%, 9/01/20	9/18 at 100.00	N/R	2,100,250

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
5,350	6.500%, 6/15/20	6/18 at 100.00	Ba2	4,448,418
8,200	6.750%, 6/15/28	6/18 at 100.00	Ba2	6,094,158
97,980	Total Nevada			42,519,144
	New Hampshire – 0.1%

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	162,616

3,295	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)	7/17 at 100.00	Aa2	3,349,433
3,495	Total New Hampshire			3,512,049
	New Jersey – 2.1%

9,500	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 12/01/09 (10)	No Opt. Call	N/R	3,337,350

2,750	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB–	1,437,975

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/10 at 100.00	N/R	646,070

2,055	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	10/09 at 100.00	Ba1	1,996,617

985	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	11/09 at 100.00	CCC+	383,549

365	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/10 at 100.00	B3	200,308

4,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	2,968,560

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,152,555
2,605	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,955,417

1,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	1,018,182

2,400	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32	6/19 at 100.00	Baa2	2,547,000

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Series 2009, Trust 3018:
1,575	18.480%, 7/01/29 – AGC Insured (IF)	1/14 at 100.00	AAA	1,600,452

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)
$5,000	18.976%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AAA	$5,037,700
1,250	18.976%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AAA	1,259,425
1,815	18.951%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AAA	1,828,685

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008:
2,990	6.000%, 7/01/18	No Opt. Call	BBB–	2,715,488
4,000	6.625%, 7/01/38	7/18 at 100.00	BBB–	3,381,320

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
590	5.500%, 7/01/23	7/13 at 100.00	Ba2	392,226
765	5.500%, 7/01/33	7/13 at 100.00	Ba2	421,247

28,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (8)	6/18 at 100.00	AAA	28,714,890

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,310	5.000%, 6/01/29	6/17 at 100.00	BBB	2,253,481
3,630	5.000%, 6/01/41	6/17 at 100.00	BBB	1,965,318
81,700	Total New Jersey			67,213,815
	New Mexico – 0.3%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,091,411
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	982,446

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	Baa3	739,790

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	923,523
500	5.750%, 9/01/21	9/16 at 100.00	N/R	371,405
3,500	6.000%, 9/01/32	9/16 at 100.00	N/R	2,204,545

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/28	10/18 at 100.00	N/R	965,423
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	2,640,100
13,680	Total New Mexico			9,918,643
	New York – 1.8%

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	385,195

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 – RAAI Insured	1/10 at 101.00	BBB–	504,860

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
4,500	7.625%, 8/01/25 (Mandatory put 8/01/16) (Alternative Minimum Tax)	8/18 at 100.00	B–	3,557,970
5,000	8.000%, 8/01/28	No Opt. Call	B–	4,009,050
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	385,490

9,720	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	N/R	5,901,012

1,230	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	Ba2	979,646

1,270	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba2	1,011,504

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,015	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba2	$805,342

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AAA	4,820,490

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	8/09 at 100.00	CCC+	78,422
430	5.400%, 7/01/20 (Alternative Minimum Tax)	8/09 at 100.00	CCC+	168,633

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	10/09 at 100.00	CCC+	932,649

95	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB	73,733

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484:
2,500	17.465%, 6/15/37 (IF)	6/17 at 100.00	AA+	2,505,900
1,250	17.465%, 6/15/38 (IF)	6/17 at 100.00	AA+	1,237,800
7,500	17.465%, 6/15/39 (IF)	6/19 at 100.00	AA+	7,394,700
1,875	17.465%, 6/15/39 (IF)	6/19 at 100.00	AA+	1,848,675

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	15,752,160

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2009, Trust 2977, 13.296%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	1,587,727

3,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.250%, 12/01/16	No Opt. Call	BB	2,585,280

1,305	Suffolk County Industrial Development Agency, New York, Industrial Development Revenue Bonds, Windmill Village LLC Facility, Series 2001, 5.750%, 12/01/31 (Alternative Minimum Tax)	12/11 at 102.00	Aaa	1,234,373

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/10 at 100.50	N/R	82,226
66,735	Total New York			57,842,837
	North Carolina – 1.1%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	1,043,460

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
500	6.750%, 8/01/24	8/18 at 100.00	N/R	413,545
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	2,739,773

	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149-3:
2,650	12.904%, 1/15/47 (IF)	1/18 at 100.00	AA–	2,222,767
670	12.850%, 1/15/47 (IF)	1/18 at 100.00	AA–	562,706

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	4,030,565

	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Tender Options Bond Trust 3248:
645	16.785%, 10/01/44 (IF)	10/16 at 100.00	AA+	654,049
1,225	16.816%, 10/01/44 (IF)	10/16 at 100.00	AA+	1,242,224

7,920	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248, 25.301%, 10/01/44 (IF)	10/16 at 100.00	AA+	12,084,453

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	$1,103,625

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
3,800	5.400%, 10/01/27	10/16 at 100.00	N/R	3,164,526
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,248,631

7,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36	11/16 at 100.00	A+	6,233,850
37,785	Total North Carolina			36,744,174
	North Dakota – 0.1%

	Grand Forks, North Dakota, Senior Housing Revenue Bonds, 4000 Valley Square, Series 2006:
1,750	5.200%, 12/01/26	12/15 at 100.00	N/R	1,263,045
2,000	5.300%, 12/01/34	12/15 at 100.00	N/R	1,328,140

310	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	10/09 at 100.00	N/R	293,852
4,060	Total North Dakota			2,885,037
	Ohio – 3.8%

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	849,916

49,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	6/17 at 100.00	BBB	28,617,510

16,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center Project, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	11,896,500

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	678,900
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	552,580

6,240	Ohio Higher Educational Facilities Commission, Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008, Trust 3140, 15.415%, 1/01/38 (IF)	1/18 at 100.00	Aa2	6,559,800

500	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/09 at 101.00	N/R	404,295

2,100	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	1,809,213

510	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/09 at 101.00	CCC–	315,634

3,010	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	CCC–	1,897,835

38,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	CCC–	23,271,200

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	2,384,251
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	7,725,740

7,760	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	5,894,108

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	458,360

65	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BB+	39,333

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,400	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	$1,916,808

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	9,659,558
18,400	6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	13,451,320

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27	7/17 at 102.00	N/R	3,734,100
179,960	Total Ohio			122,116,961
	Oklahoma – 1.8%

6,630	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	5,261,369

2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB	1,482,260

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,596,595
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,464,725

805	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	12/09 at 100.00	B–	762,480

30,585	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/09 at 100.00	B–	22,420,334

22,955	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa2	18,902,065

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	1,520,649
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	2,608,897
74,250	Total Oklahoma			57,019,374
	Oregon – 0.6%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,044,860

4,220	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.250%, 7/01/29 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,749,343

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	10/09 at 100.00	N/R	321,680
130	5.000%, 10/01/21	10/09 at 100.00	N/R	81,848
735	5.350%, 10/01/31	10/09 at 100.00	N/R	392,115

4,370	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995 CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (6)	10/09 at 100.00	B	3,482,540

2,545	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	12/09 at 100.00	B2	1,898,875

500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	10/09 at 100.00	B	458,375

	The Hospital Facility Authority of Deschutes County, Oregon Hospital Revenue Refunding Bonds (Cascade Healthcare Community, Inc.) Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A3	1,027,998
2,670	8.250%, 1/01/38	1/19 at 100.00	A3	3,035,363

2,635	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	2,086,340
22,205	Total Oregon			18,579,337

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 1.5%

$1,900	Allegheny County Higher Education Building Authority, Commonwealth of Pennsylvania, University Revenue Bonds, Series A of 2008, Robert Morris University, 6.000%, 10/15/38	10/18 at 100.00	Baa3	$1,582,358

2,600	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	2,020,304

8,035	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB–	7,072,086

5,200	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	3,759,704

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	10/09 at 101.00	BB+	19,051

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R	2,565,736
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	3,656,369
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	8,250,610

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
5,975	5.875%, 7/01/31	7/16 at 100.00	N/R	4,280,311
3,955	5.900%, 7/01/40	7/16 at 100.00	N/R	2,674,569

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	404,710

40	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	10/09 at 100.00	BBB	39,970

725	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	658,670

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	934,930

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
2,000	5.250%, 6/01/14	10/09 at 100.00	BB+	1,834,540
200	5.125%, 6/01/18	10/09 at 100.00	BB+	160,858

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	1/10 at 100.00	B–	732,370
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	1/10 at 100.00	B–	1,134,585

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	735,510

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	3,364,796

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
920	5.800%, 5/01/16	No Opt. Call	BBB–	862,942
1,380	6.050%, 5/01/23	5/16 at 100.00	BBB–	1,157,309
985	6.250%, 5/01/33	5/16 at 100.00	BBB–	771,363

995	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	585,717
65,495	Total Pennsylvania			49,259,368

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico – 0.3%

$280	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/09 at 100.00	CCC+	$112,633

13,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	8,627,175

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	21,527
13,810	Total Puerto Rico			8,761,335
	Rhode Island – 0.6%

1,050	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005, 6.750%, 1/15/13	No Opt. Call	N/R	938,648

4,800	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2008, Trust 3210, 20.701%, 10/01/38 (IF)	4/18 at 100.00	AA+	5,369,000

8,630	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006-A1, 4.750%, 10/01/43 – FGIC Insured (Alternative Minimum Tax)	4/16 at 100.00	A+	6,790,947

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,557,146

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,280	6.125%, 6/01/32	6/12 at 100.00	BBB	1,063,475
3,570	6.250%, 6/01/42	6/12 at 100.00	BBB	2,766,215

1,345	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	1,225,699
22,225	Total Rhode Island			19,711,130
	South Carolina – 1.3%

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39	11/17 at 100.00	N/R	4,010,538

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17	No Opt. Call	N/R	13,165,317

4,585	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	2,606,802

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	2,873,548

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
1,000	5.250%, 10/01/26	11/16 at 100.00	N/R	643,730
3,215	5.300%, 10/01/35	11/16 at 100.00	N/R	1,827,052

500	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007, 5.950%, 9/01/31	9/12 at 100.00	BBB	400,820

935	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	831,103

5,000	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Calhoun School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	N/R	3,777,050

7,950	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Union County School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	AA	6,005,510

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	799,216
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	669,670

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+	68,174
765	6.250%, 8/01/31	8/13 at 100.00	BBB+	718,167

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$4,100	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	BBB–	$3,188,365

940	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	10/09 at 100.00	B+	670,897
53,997	Total South Carolina			42,255,959
	South Dakota – 0.1%

5,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40	5/17 at 100.00	AA–	4,412,350
	Tennessee – 3.3%

1,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	997,020

3,180	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.500%, 7/01/36	7/16 at 100.00	BBB+	2,521,963

14,670	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.125%, 3/01/25 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2	14,764,035

13,500	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 200A, 5.440%, 9/01/32	3/13 at 100.00	N/R	8,759,475

	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C:
2,000	5.250%, 9/01/26	9/16 at 100.00	BBB+	1,536,180
6,515	5.250%, 9/01/36	9/16 at 100.00	BBB+	4,470,593

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37	11/17 at 100.00	N/R	568,800
19,500	5.500%, 11/01/46	11/17 at 100.00	N/R	7,394,400

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
4,000	5.250%, 9/01/23	No Opt. Call	BBB	3,657,840
8,750	5.250%, 9/01/26	No Opt. Call	BBB+	7,813,400

54,578	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	43,199,579

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/23	No Opt. Call	A	896,140

12,415	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	9,138,557
142,608	Total Tennessee			105,717,982
	Texas – 7.7%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,174,830

2,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+	684,000

105	Angelina & Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Champion International Project, Series 1995, 6.300%, 4/01/18 (Alternative Minimum Tax)	3/10 at 100.00	Baa3	100,462

8,695	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001C-1, 9.750%, 1/01/26	1/11 at 100.00	N/R	7,026,430

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
780	5.250%, 1/01/15 – SYNCORA GTY Insured	No Opt. Call	Baa3	716,446
1,000	5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	Baa3	852,150
1,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	Baa3	755,540

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006B:
$5,000	5.750%, 1/01/24	1/17 at 100.00	Ba2	$3,716,150
19,350	5.750%, 1/01/34	1/17 at 100.00	Ba2	13,541,130

11,355	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Rutland Place Apartments, Series 1998A, 6.500%, 11/01/33	11/10 at 100.00	Caa1	6,649,147

8,000	Brazos Harbor Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, Dow Chemical Company Project, Series 2008, 5.900%, 5/01/38 (Mandatory put 5/01/28)	5/18 at 100.00	Baa1	6,971,280

2,590	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Caa3	1,752,549

2,105	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	CCC	909,928

7,800	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	CCC	4,226,742

1,040	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities, Series 1994, 5.400%, 5/01/29 (Alternative Minimum Tax)	11/15 at 100.00	CCC	418,361

535	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	CCC	252,638

4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	CCC	2,024,172

3,500	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2006, 5.000%, 3/01/41 (Alternative Minimum Tax)	3/11 at 100.00	CCC	1,391,005

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Caa3	731,957

5,240	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	CCC	4,068,179

1,300	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	CCC	639,912

2,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CCC	1,353,320

4,000	Brazos River Harbor Navigation District of Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002-A3, 5.125%, 5/15/33	5/17 at 102.00	BBB–	3,075,200

5,250	Brazos River Harbor Navigation District of Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002A-4, 5.950%, 5/15/33 (Alternative Minimum Tax)	5/18 at 102.00	N/R	4,504,658

2,000	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	CCC	984,440

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	4,037,274

5,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	No Opt. Call	BBB–	5,625,785

2,850	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	10/09 at 100.00	CCC+	1,374,014

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,795	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	11/09 at 101.00	CCC+	$1,411,398

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC+	1,108,920

6,250	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	2,200,250

2,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,483,460

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	360,829
895	7.000%, 2/15/24	2/13 at 100.00	N/R	792,585
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	941,986

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
3,070	7.000%, 9/01/25	9/14 at 100.00	N/R	2,678,422
15,660	7.125%, 9/01/34	9/14 at 100.00	N/R	13,251,179

500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	Baa3	499,715

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Baa3	2,488,483

870	Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue Bonds, Waste Management of Texas Inc. Project, Series 2003C, 5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	765,052

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	2,651,781

630	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R	642,890

8,605	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	6,088,640

6,775	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/14 at 102.00	N/R	5,282,942

1,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/11 at 100.00	B–	789,595

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
1,505	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B–	1,185,338
4,000	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	2,977,240

385	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/09 at 100.00	B3	263,825

2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/09 at 100.00	B3	2,035,222

340	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–	281,588

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	3,042,936

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$280	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	$277,931

4,500	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	N/R	3,977,370

1,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2005A, 4.400%, 5/01/30 – AMBAC Insured	No Opt. Call	BBB	744,800

	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Trust 2656:
3,500	11.076%, 5/01/30 – AMBAC Insured (IF) (11)	No Opt. Call	BBB	—
4,110	10.473%, 5/01/30 – AMBAC Insured (IF) (11)	No Opt. Call	BBB	—

11,090	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 2903, 16.994%, 1/01/38 (IF)	1/18 at 100.00	A3	10,684,919

12,000	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	8,931,360

7,450	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	5,544,886

1,000	Richardson Hospital Authority, Texas, Hospital Revenue Refunding and Improvement Bonds, Baylor/Richardson Medical Center, Series 1998, 5.625%, 12/01/28	12/09 at 100.50	Baa2	787,470

	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004:
4,745	6.000%, 12/01/19	12/13 at 100.00	Baa2	4,234,153
3,275	5.875%, 12/01/24	12/13 at 100.00	Baa2	2,772,058
2,000	6.000%, 12/01/34	12/13 at 100.00	Baa2	1,556,740

715	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	6/10 at 101.00	CCC	334,005

590	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)	11/11 at 100.00	CCC	458,058

2,635	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)	11/11 at 100.00	CCC	2,058,910

1,245	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	CCC	544,339

1,260	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	CCC	563,522

8,015	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources Project, Trust 1031, 11.947%, 2/15/36 (IF)	2/17 at 100.00	AA–	6,889,934

10,050	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A	9,718,752

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A:
1,000	5.250%, 12/15/17	No Opt. Call	A	927,430
100	5.250%, 12/15/22	No Opt. Call	A	88,113
4,115	5.250%, 12/15/24	No Opt. Call	A	3,583,177
1,740	5.250%, 12/15/25	No Opt. Call	A	1,508,441

10,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 1.650%, 12/15/26	10/09 at 100.00	Baa1	6,479,500

9,230	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	N/R	6,401,282

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,745	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	$2,996,974

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3	3,261,883

535	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	CCC	220,457

8,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37	11/17 at 100.00	Baa3	6,294,000

9,880	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1	6,689,847

8,640	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	6,046,099

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – MBIA Insured (UB)	8/16 at 100.00	A	11,841,300
346,240	Total Texas			249,199,685
	Utah – 0.3%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/09 at 100.00	N/R	634,838

2,700	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,295,864

2,050	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	10/09 at 100.00	N/R	2,051,948

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,415	5.550%, 11/15/21	11/16 at 100.00	N/R	1,176,332
4,095	5.700%, 11/15/36	11/16 at 100.00	N/R	2,959,579

1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	1,250,445

675	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 6.000%, 7/15/37	7/15 at 102.00	N/R	491,103
13,435	Total Utah			10,860,109
	Virgin Islands – 0.2%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	1,248,544

750	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	721,508

4,125	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	4,102,766
6,115	Total Virgin Islands			6,072,818
	Virginia – 1.0%

2,870	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	2,316,147

3,095	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	2,443,255

96	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$479	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	$382,074

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	2,544,102

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	1,591,857

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
4,750	5.375%, 12/01/28	12/15 at 100.00	N/R	3,508,683
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	8,245,440

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/09 at 100.00	B+	183,721

45	Giles County Industrial Development Authority, Virginia, Solid Waste Faciltiy Revenue Bonds, Hoechst Celanese Corporation Project, Series 1992, 6.625%, 12/01/22 (Alternative Minimum Tax)	10/09 at 100.00	B+	35,253

2,595	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 100.50	B2	1,906,780

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,184
40	6.350%, 7/01/12	7/10 at 102.00	N/R	40,251
110	6.550%, 7/01/14	7/10 at 102.00	N/R	110,828
45	6.625%, 7/01/15	7/10 at 102.00	N/R	45,003

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,820,810

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	2,623,659

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	570,677

977	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	817,524

1,000	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R	771,240
41,892	Total Virginia			30,982,488
	Washington – 1.1%

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,890	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,386,977
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,548,716

19,020	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30	4/11 at 101.00	N/R	14,956,377

2,230	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	1,414,913

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Swedish Health Services, Series 2009A, 6.500%, 11/15/30	11/14 at 100.00	A2	3,068,130

7,710	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/17 at 100.00	N/R	5,079,811

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$4,255	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Series 2008, Trust 1180, 16.404%, 10/01/35 (IF)	10/18 at 100.00	Aa3		$4,181,899

2,800	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.625%, 6/01/32	6/13 at 100.00	BBB		2,380,840
43,215	Total Washington				34,017,663
	West Virginia – 1.1%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		242,462

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,378,492

	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008:
14,500	6.500%, 10/01/38	10/18 at 100.00	N/R		11,923,205
25,050	6.750%, 10/01/43	10/18 at 100.00	N/R		20,670,759
41,590	Total West Virginia				34,214,918
	Wisconsin – 1.0%

2,430	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R		1,947,378

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(5)	586,116

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22	8/15 at 102.00	N/R		229,119

3,465	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2006, Trust 1155, 12.903%, 11/15/31 (IF)	11/16 at 100.00	Aa1		3,431,909

1,115	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/10 at 100.00	A3		991,291

90	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/10 at 100.00	BBB+		89,398

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		1,899,338

6,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		4,561,288

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,115,002
875	6.125%, 4/01/24	4/14 at 100.00	N/R		737,371
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R		735,690

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	A1		478,925

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB		2,430,112

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–		2,152,304

7,855	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Series 2006B, 5.125%, 8/15/26 (UB)	8/16 at 100.00	BBB+		6,275,831

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Trust 2113:
9,750	13.604%, 8/15/30 (IF)	8/16 at 100.00	BBB+		427,050
3,535	14.099%, 8/15/31 (IF)	8/16 at 100.00	BBB+		254,944
3,750	14.109%, 8/15/34 (IF) (11)	8/16 at 100.00	BBB+		—

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$4,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 1993, 5.750%, 8/15/22 – MBIA Insured	8/09 at 100.00	A	$4,324,455
55,145	Total Wisconsin			32,667,521
	Wyoming – 0.3%

13,125	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	10,705,759
$4,491,588	Total Investments (cost $4,076,254,626) – 99.5%			3,220,485,135
	Floating Rate Obligations – (3.1)%			(99,995,000)
	Other Assets Less Liabilities – 3.6%			117,728,924
	Net Assets – 100%			$3,238,219,059

Investments in Derivatives:

Forward Swaps outstanding at July 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$89,000,000	Receive	3-Month USD-LIBOR	4.675%	Semi-Annually	7/23/10	7/23/39	$(4,565,604)
JPMorgan	17,000,000	Receive	3-Month USD-LIBOR	3.265	Semi-Annually	1/15/10	1/15/39	2,824,670
JPMorgan	34,000,000	Receive	3-Month USD-LIBOR	3.367	Semi-Annually	1/15/10	1/15/39	5,067,921
JPMorgan	17,000,000	Receive	3-Month USD-LIBOR	3.293	Semi-Annually	2/12/10	2/12/39	2,782,854
JPMorgan	38,000,000	Receive	3-Month USD-LIBOR	3.413	Semi-Annually	4/09/10	4/09/39	5,630,104
RBC	21,000,000	Receive	3-Month USD-LIBOR	3.327	Semi-Annually	4/23/10	4/23/39	3,432,498
								$15,172,443

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$3,220,485,135	$—	$3,220,485,135
Derivatives*:
Forward Swaps	—	15,172,443	—	15,172,443
Total	$—	$3,235,657,578	$—	$3,235,657,578

*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2009

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of July 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on forward swaps*	$19,738,047	Unrealized depreciation on forward swaps*	$4,565,604

*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to FAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $3,981,374,670.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$83,077,187
Depreciation	(943,983,216)
Net unrealized appreciation (depreciation) of investments	$(860,906,029)

100	Nuveen Investments

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of July 31, 2009, investments with a value of $16,956,790 have been pledged as collateral for Borrowings. The Fund did not have any Borrowings outstanding as of July 31, 2009.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(9)	This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the Fund’s custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(11)	Zero value on investment represents unrealized depreciation related to Recourse Trusts.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(13)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 3.1%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 101.00	A2		$1,662,648

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 – RAAI Insured	9/09 at 100.00	BBB–		397,224

3,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2		2,321,430

2,550	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		1,972,680

1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.500%, 1/01/21 – FSA Insured	1/14 at 100.00	AAA		894,640

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	A2		2,024,700

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 102.00	A3	(4)	5,312,950
15,585	Total Alabama				14,586,272
	Alaska – 1.2%

3,215	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	N/R		2,378,843

590	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	AA	(4)	598,703

2,610	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AA		2,642,756
6,415	Total Alaska				5,620,302
	Arizona – 1.0%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	2,302,965

1,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009B, 5.500%, 6/01/34 (Mandatory put 6/01/14)	No Opt. Call	Baa2		1,011,870

2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/37	No Opt. Call	A		1,529,660
5,100	Total Arizona				4,844,495
	California – 5.5%

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009, Trust 2985-1, 17.174%, 4/01/34 (IF)	4/18 at 100.00	AA		932,960

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	Aa3		2,200,120

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	10/09 at 100.00	BBB		492,490

1,000	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	10/09 at 100.00	BBB		1,000,360

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A–		1,396,940
1,490	5.500%, 6/01/19	12/13 at 100.00	A–		1,517,371

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.074%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA		1,343,538

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.500%, 7/01/31	7/17 at 100.00	A		$921,140

1,890	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3046, 12.104%, 11/15/46 (IF)	11/16 at 100.00	Aa3		1,009,014

810	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 12.830%, 11/15/46 (IF)	11/16 at 100.00	Aa3		432,435

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	A	(4)	4,593,360

6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A–		4,838,400

6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB		2,860,793

500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2006C, 5.000%, 7/01/29	7/16 at 100.00	AAA		512,585

250	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008, 6.000%, 7/01/18 (Alternative Minimum Tax)	7/14 at 102.00	N/R		215,310

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R		1,186,506
35,845	Total California				25,453,322
	Colorado – 2.4%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R		800,340

1,150	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007, 5.000%, 12/01/26	12/17 at 100.00	N/R		674,084

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A		1,116,151

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R		375,380

1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R		755,740

2,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – FSA Insured	5/19 at 100.00	AAA		1,987,580

250	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	BBB–		201,248

1,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.000%, 12/01/25 – AGC Insured	12/19 at 100.00	AAA		1,052,620

	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities, Series 2008:
500	6.250%, 11/15/28	No Opt. Call	A		483,645
2,775	6.500%, 11/15/38	No Opt. Call	A		2,686,561

1,750	Tallgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.250%, 12/01/37	12/16 at 100.00	N/R		1,018,395
13,155	Total Colorado				11,151,744
	Connecticut – 1.3%

5,115	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/09 at 101.50	BBB		5,127,071

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 17.384%, 7/01/42 (IF)	7/17 at 100.00	AAA	$1,088,840
6,115	Total Connecticut			6,215,911
	District of Columbia – 1.1%

1,000	District of Columbia, Friendship Pub Charter School, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	682,390

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	A	4,571,726
5,365	Total District of Columbia			5,254,116
	Florida – 6.1%

2,420	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	1,674,398

560	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	355,303

850	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	873,911

1,500	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33	5/13 at 101.00	A+	1,501,020

790	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	498,790

360	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	258,584

1,000	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	905,140

1,000	Fishhawk Community Development District II, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.125%, 5/01/34	5/14 at 100.00	N/R	804,810

1,555	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,108,155

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – FSA Insured (Alternative Minimum Tax) (5)	1/11 at 100.00	AAA	3,519,688

1,745	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	No Opt. Call	N/R	1,225,304

1,600	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	A2	1,574,704

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AAA	1,917,820

2,565	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,506,065

2,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	1,412,080

1,950	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	854,919

1,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	556,940

3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	N/R	3,289,230

3,915	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	2,248,502

500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	343,305

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,000	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003, 6.125%, 5/01/35	5/13 at 101.00	N/R	$1,914,960
36,820	Total Florida			28,343,628
	Georgia – 1.5%

1,425	Dekalb County Housing Authority, Georgia, Subordinate Multifamily Housing Revenue Bonds, Greens of Stonecrest Project, 2001B Pass-Through Ceritificate Series 2001-8, 5.900%, 11/01/34 (Mandatory put 11/01/18) (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,273,337

5,000	Georgia State, General Obligation Bonds, Refunding Series 2009E, 5.000%, 7/01/20	7/19 at 100.00	AAA	5,798,650
6,425	Total Georgia			7,071,987
	Idaho – 0.5%

1,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	1,083,870

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	790,060
750	5.250%, 9/01/37	9/16 at 100.00	BBB–	562,478
2,750	Total Idaho			2,436,408
	Illinois – 7.8%

1,000	Bryant, Illinois, Pollution Control Revenue Refunding Bonds, Central Illinois Light Company, Series 1993, 5.900%, 8/01/23	8/09 at 100.00	BBB+	994,360

990	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	BBB–	854,924

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	A	1,536,663
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	A	1,707,812

2,465	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, Trust 1060, 21.249%, 6/01/39 (Alternative Minimum Tax) (IF)	6/17 at 104.00	Aaa	2,703,119

5,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	12/09 at 100.00	BBB–	4,539,750

1,665	Illinois Finance Authority Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39	No Opt. Call	A–	1,678,437

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,061,780

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	450,510

1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,914,364

5,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	3,791,850

2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	1,928,260

455	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	452,443

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	808,970

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B+	1,874,670

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	BBB–	1,123,907

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,500	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	$1,210,260

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	5,167,029

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AA	1,771,813
38,245	Total Illinois			36,570,921
	Indiana – 3.5%

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – FSA Insured	1/12 at 100.00	AAA	3,057,983

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,330,441

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.000%, 8/01/24	8/16 at 100.00	Baa3	756,030
500	5.250%, 8/01/36	8/16 at 100.00	Baa3	337,300

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
1,500	5.250%, 10/15/18	No Opt. Call	Aa3	1,479,660
5,000	5.250%, 10/15/20	No Opt. Call	Aa3	4,865,900

265	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	270,289

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	1,186,725

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – MBIA Insured	No Opt. Call	AA	3,091,170
16,330	Total Indiana			16,375,498
	Iowa – 0.5%

	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009:
500	5.250%, 8/15/29 (WI/DD, Settling 8/06/09) – AGC Insured	8/19 at 100.00	Aa2	494,490
800	5.625%, 8/15/37 (WI/DD, Settling 8/06/09) – AGC Insured	8/19 at 100.00	Aa2	800,280

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,139,627
2,790	Total Iowa			2,434,397
	Kansas – 0.3%

1,535	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	1,602,832
	Kentucky – 1.3%

1,900	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	1,745,568

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	Aa3	1,585,155

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	10/09 at 101.00	BB–	1,497,300

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A	1,408,232
6,805	Total Kentucky			6,236,255

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana – 6.2%

$2,075	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	BB+		$2,043,813

250	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa		258,335

5,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–		5,193,201

3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB		2,515,260

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	A		2,591,029

1,900	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R		1,844,501

4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R		2,819,960

2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29 (WI/DD, Settling 8/12/09)	7/19 at 100.00	A+		1,971,320

2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18	No Opt. Call	AAA		2,115,760

1,000	Rapides Parish Finance Authority, Louisiana, Pollution Control Revenue Bonds, Cleco Utility Group Inc. Project, Series, 6.000%, 10/01/38 (Mandatory put 10/01/11)	10/11 at 100.00	Baa1		1,017,340

1,000	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/11 at 100.00	N/R		954,920

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
4,750	5.500%, 5/15/30	5/11 at 101.00	BBB		4,682,455
1,000	5.875%, 5/15/39	5/11 at 101.00	BBB		802,510
31,105	Total Louisiana				28,810,404
	Maryland – 1.1%

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA+		5,286,650
	Massachusetts – 2.5%

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R		3,474,240

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/09 at 101.00	BBB		2,555,310

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – MBIA Insured	8/12 at 100.00	AA	(4)	5,596,800
12,700	Total Massachusetts				11,626,350
	Michigan – 2.8%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	AA		2,644,084

1,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	A		870,390

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		517,580

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
$2,000	5.250%, 8/15/23	8/09 at 100.00	Ba3	$1,362,480
10	5.250%, 8/15/28	8/09 at 100.00	BB–	6,253

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	8/09 at 100.00	BB–	2,648,160

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A–	1,792,180

3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1	3,399,510
14,265	Total Michigan			13,240,637
	Minnesota – 1.4%

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	3,217,950

35	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	35,466

2,500	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	BB+	1,932,975

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,150,718
6,615	Total Minnesota			6,337,109
	Missouri – 0.5%

1,872	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/10 at 100.00	N/R	1,237,991

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	918,760
3,309	Total Missouri			2,156,751
	Nevada – 0.8%

2,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%, 6/15/23	6/19 at 100.00	A	2,151,380

1,900	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	1,485,686
3,900	Total Nevada			3,637,066
	New Hampshire – 3.0%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – MBIA Insured	5/12 at 101.00	A	5,395,335

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	A-2	3,141,740

3,595	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	3,685,127

1,830	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	1,788,953
14,425	Total New Hampshire			14,011,155
	New Jersey – 5.0%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa2	1,622,626

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B:
$2,000	6.250%, 12/01/18	No Opt. Call	Baa2	$2,053,820
600	7.500%, 12/01/32	6/19 at 100.00	Baa2	636,750

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.017%, 6/01/30 (IF)	6/19 at 100.00	AA	1,400,922

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–	7,595,210

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – FSA Insured	No Opt. Call	AAA	3,325,530

700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	703,584

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	Aa2	1,012,340

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – FSA Insured	No Opt. Call	AAA	2,278,600

1,010	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,103,678

2,530	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	BBB	1,475,774
22,510	Total New Jersey			23,208,834
	New Mexico – 0.6%

2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico – San Juan Project, Series 1997A, 5.800%, 4/01/22	10/09 at 100.00	Baa3	1,818,320

1,195	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	1,098,767
3,195	Total New Mexico			2,917,087
	New York – 6.2%

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,253,110

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	4,001,440

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.465%, 6/15/39 (IF)	6/19 at 100.00	AA+	985,960

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,468,700

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	3,606,295

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,423,095

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	A	5,296,800

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/09 at 100.00	N/R	4,029,650
28,625	Total New York			29,065,050

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 1.7%

$1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	$827,090

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
585	25.516%, 10/01/41 (IF)	10/15 at 100.00	AA+	915,986
1,920	25.301%, 10/01/44 (IF)	10/16 at 100.00	AA+	2,929,564

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	BBB+	1,122,910

1,800	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	1,985,994
6,305	Total North Carolina			7,781,544
	Ohio – 1.6%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA	2,515,014

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,000	6.500%, 6/01/47	6/17 at 100.00	BBB	638,510
2,480	5.875%, 6/01/47	6/17 at 100.00	BBB	1,423,842

2,200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	BBB	1,045,902

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/09 at 101.00	N/R	1,617,180
10,115	Total Ohio			7,240,448
	Oklahoma – 0.6%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – SYNCORA GTY Insured	11/14 at 100.00	A	1,799,633

1,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa2	823,440
2,730	Total Oklahoma			2,623,073
	Pennsylvania – 1.5%

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	981,660

1,000	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.500%, 7/01/40	7/17 at 100.00	N/R	902,830

3,405	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23	No Opt. Call	A3	3,432,717

1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	10/09 at 100.00	BBB	986,720

470	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	481,924
6,875	Total Pennsylvania			6,785,851
	Puerto Rico – 1.5%

1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA+	1,058,047

4,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	BBB+	3,722,880

3,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	2,236,675
8,530	Total Puerto Rico			7,017,602

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Rhode Island – 0.2%

$1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	6/12 at 100.00	BBB		$830,840
	South Carolina – 2.8%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–		221,372

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A		2,387,550
3,250	5.500%, 10/01/31	10/11 at 100.00	A		2,962,993

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB+		853,960

4,655	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	2/13 at 100.00	Aa2		4,676,227

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	Aa2		2,134,620
13,605	Total South Carolina				13,236,722
	Tennessee – 4.1%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	6.000%, 10/01/23	10/18 at 100.00	AA		547,140
1,500	6.125%, 10/01/28	10/18 at 100.00	AA		1,621,605

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A2		911,410

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1		2,484,065

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2		8,152,086

2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 200A, 5.440%, 9/01/32	3/13 at 100.00	N/R		1,297,700

1,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37	11/17 at 100.00	N/R		379,200

4,602	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R		3,642,575
21,152	Total Tennessee				19,035,781
	Texas – 5.0%

	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007:
1,000	5.750%, 12/01/29 (Alternative Minimum Tax)	12/10 at 100.00	CCC+		351,940
1,000	5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+		342,000

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc. – Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	No Opt. Call	BBB–		2,156,868

1,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		1,112,595

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	Aa2		1,237,386

3,250	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000, 6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	BBB–	(4)	3,472,105

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%, 7/01/34 (WI/DD, Settling 8/20/09)	7/18 at 100.00	AA–	$983,950

1,000	Lubbock Cooper Independent School District, Lubbock County, Texas, General Obligation Bonds, Series 2009, 5.000%, 2/15/39 (WI/DD, Settling 8/27/09) – AGC Insured	2/19 at 100.00	AAA	967,060

1,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB	1,035,670

2,000	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33	1/18 at 100.00	A3	1,939,860

1,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	Baa2	778,370

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	3,194,919

1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/24	No Opt. Call	A	870,760

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 17.240%, 8/01/34 (IF)	8/19 at 100.00	Aa1	1,882,475

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3	3,046,606
24,960	Total Texas			23,372,564
	Utah – 1.0%

3,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	10/09 at 100.00	N/R	3,528,349

	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	397,655
950	6.500%, 6/15/38	6/17 at 100.00	N/R	725,002
4,975	Total Utah			4,651,006
	Virgin Islands – 1.0%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	1,248,544

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	940,460

2,625	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/21	7/10 at 100.00	N/R	2,261,464
4,865	Total Virgin Islands			4,450,468
	Virginia – 0.9%

1,075	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	10/09 at 100.00	BBB	1,059,466

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	3,021,180
4,075	Total Virginia			4,080,646
	Washington – 2.1%

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – MBIA Insured	9/12 at 100.00	A	187,931

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A	5,031,850

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Swedish Health Services, Series 2009A, 6.500%, 11/15/30	11/14 at 100.00	A2	1,022,710

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$3,490	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	$3,475,482
9,665	Total Washington			9,717,973
	West Virginia – 0.6%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	No Opt. Call	N/R	377,175

	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008:
2,000	6.500%, 10/01/28	10/18 at 100.00	N/R	1,744,180
1,000	6.500%, 10/01/38	10/18 at 100.00	N/R	822,290
3,500	Total West Virginia			2,943,645
	Wisconsin – 5.0%

1,700	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,849,073

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–	3,464,720

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	A1	2,806,285

335	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2008, Trust 1155, 12.903%, 11/15/31 (IF)	11/16 at 100.00	AA	331,801

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/10 at 100.00	A3	1,778,100

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A3	2,008,780

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	2,699,100

1,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	1,843,344

2,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Trust 2113, 13.604%, 8/15/33 (IF) (6)	8/13 at 100.00	BBB+	—

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
780	5.250%, 8/15/26	8/16 at 100.00	BBB+	632,674
2,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	1,496,680

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	BBB+	190,233

4,755	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Driver Series 2053, 8.753%, 3/01/36 (Alternative Minimum Tax) (IF)	9/14 at 100.00	AA	4,574,524
27,655	Total Wisconsin			23,675,314
	Wyoming – 0.5%

1,325	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A+	1,336,952

1,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,223,511
2,825	Total Wyoming			2,560,463
$497,761	Total Investments (cost $473,412,554) – 97.3%			454,499,121
	Floating Rate Obligations – (0.9)%			(4,000,000)
	Other Assets Less Liabilities – 3.6%			16,566,730
	Net Assets – 100%			$467,065,851

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2009

Investments in Derivatives

Forward Swaps outstanding at July 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$3,000,000	Receive	3-Month USD-LIBOR	3.293%	Semi-Annually	2/12/10	2/12/39	$491,092

Futures Contracts outstanding at July 31, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at July 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 30-Year Treasury Bond	Short	(45)	9/09	$(5,355,000)	$(14,177)

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$454,499,121	$—	$454,499,121
Derivatives*:
Forward Swaps	—	491,092	—	491,092
Futures Contracts	(14,177)	—	—	(14,177)
Total	$(14,177)	$454,990,213	$—	$454,976,036
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

114	Nuveen Investments

The table below presents the fair value of all derivative instruments held by the Fund as of July 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$14,177
Interest Rate	Swaps	Unrealized appreciation on forward swaps**	491,092	Unrealized depreciation on forward swaps**	—
Total			$491,092		$14,177

*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the payable or receivable for variation margin.

**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $468,932,020.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$16,310,717
Depreciation	(34,743,456)
Net unrealized appreciation (depreciation) of investments	$(18,432,739)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investment has been pledged as collateral for inverse floating rate transactions.

(6)	Zero value on investment represents unrealized depreciation related to Recourse Trusts.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Nuveen Investments	115

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2009